SECURITIES AND EXCHANGE COMMISSION

                                          Washington, D.C. 20549

                                                Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.            6      (File No. 33-63905)

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.    7    (File No. 811-7401)

STRATEGIST GROWTH FUND, INC.
IDS Tower 10,
Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b)
     X   on Sept. 29, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Growth Trust has also executed this Amendment to the Registration Statement.

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by items enumerated in Parts A and B of Form N-1A.

Negative answers omitted are so indicated.

                                                               PART A

Item No.       Section in Prospectus
1              Cover page of prospectus

2  (a)         Fund expenses
   (b)         The Funds in brief
   (c)         The Funds in brief

3  (a)         Financial highlights
   (b)         NA
   (c)         Performance
   (d)         Financial highlights

4  (a)         The Funds in brief; Investment policies and risks; How the
               Funds and Portfolios are organized
   (b)         Investment policies and risks
   (c)         Investment policies and risks

5  (a)         Board members and officers
   (b)(i)      Investment manager; About the Advisor
   (b)(ii)     Investment manager; Administrator and transfer agent
   (b)(iii)    Investment manager
   (c)         Portfolio managers
   (d)         Administrator and transfer agent
   (e)         Administrator and transfer agent
   (f)         Investment manager; Administrator and transfer agent; Distributor
   (g)         About the Advisor

5A(a)          *
   (b)         *

6  (a)         Shares; Voting rights
   (b)         NA
   (c)         NA
   (d)         NA
   (e)         Cover page; Special shareholder services
   (f)         Dividend and capital gain distributions; Reinvestments
   (g)         Taxes
   (h)         Special considerations regarding master/feeder structure

7  (a)         Distributor
   (b)         Valuing Fund shares
   (c)         NA
   (d)         How to purchase shares
   (e)         NA
   (f)         Distributor
   (g)         NA

8  (a)         How to redeem shares
   (b)         NA
   (c)         How to purchase, exchange or redeem shares: Other important information
   (d)         How to purchase, exchange or redeem shares: How to redeem shares

9              None

                                                               PART B

Item No.       Section in Statement of Additional Information
10             Cover page of SAI

11             Table of Contents

12             NA

13 (a)         Additional Investment Policies; all appendices except
               Dollar-Cost Averaging
   (b)         Additional Investment Policies
   (c)         Additional Investment Policies
   (d)         Security Transactions

14 (a)         Board Members and Officers
   (b)         Board Members and Officers
   (c)         Board Members and Officers

15 (a)         NA
   (b)         Principal Holders of Securities, if applicable
   (c)         Board Members and Officers

16 (a)(i)      How the Funds and Portfolios are organized; About the Advisor**
   (a)(ii)     Agreements: Investment Management Services Agreement, Plan and
               Agreement of Distribution / Distribution Agreement
   (a)(iii)    Agreements: Investment Management Services Agreement
   (b)         Agreements: Investment Management Services Agreement
   (c)         NA
   (d)         Agreements: Administrative Services Agreement
   (e)         NA
   (f)         Agreements: Plan and Agreement of Distribution / Distribution
               Agreement
   (g)         NA
   (h)         Custodian Agreement; Independent Auditors
   (i)         Agreements: Transfer Agency Agreement; Custodian Agreement
17 (a)         Security Transactions
   (b)         Brokerage Commissions Paid to Brokers Affiliated with the Advisor
   (c)         Security Transactions
   (d)         Security Transactions
   (e)         Security Transactions

18 (a)         Shares; Voting rights**
   (b)         NA

19(a)          Investing in the Funds
   (b)         Valuing Fund Shares; Investing in the Funds
   (c)         Redeeming Shares

20             Taxes

21 (a)         Agreements: Distribution Agreement
   (b)         NA
   (c)         NA

22 (a)         NA
   (b)         Performance Information
23             Financial Statements

*    Designates information is located in annual report.
**   Designates location in prospectus.

Strategist Growth Fund, Inc.

Prospectus
Sept. 29, 1998

This prospectus describes three no-load mutual funds. Strategist Growth Fund, Inc. is a mutual fund with three series of capital stock representing interests in Strategist Growth Fund, Strategist Growth Trends Fund and Strategist Special Growth Fund. Each Fund has its own goal and investment policies.

The goal of each Fund is long-term growth of capital.

Each Fund has chosen to participate in a master/feeder structure. Each Fund seeks to achieve its goal by investing all of its assets in a corresponding Portfolio of Growth Trust. Each Portfolio is managed by American Express Financial Corporation and has the same goal as the corresponding Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if one or more of the Funds is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Funds are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference. For a free copy, contact American Express Financial Direct.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that these Funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goals

American Express Financial Direct
P.O. Box 59196
Minneapolis, MN
55459-0196
800-AXP-SERV
TTY:  800-710-5260
Web site address: http://www.americanexpress.com/direct

Table of contents

The Funds in brief
Goals and types of Fund investments and their risks
Structure of the Funds
Manager and distributor
Portfolio managers

Fund expenses

Performance
Financial highlights
Total returns

Investment policies and risks
Facts about investments and their risks
Valuing Fund shares

How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Methods of exchanging or redeeming shares
Systematic purchase plans
Other important information

Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Funds and Portfolios are organized
Shares
Voting rights
Shareholder meetings
Special considerations regarding master/feeder structure
Board members and officers
Investment manager
Administrator and transfer agent
Distributor

About the Advisor
Year 2000

Appendix
Descriptions of derivative instruments

The Funds in brief

Strategist Growth Fund, Inc. (the Company) is a mutual fund with three series of capital stock representing interests in Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) (collectively referred to as the Funds). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (the Portfolio) of Growth Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities.

Goals and types of Fund investments and their risks

Growth Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in Growth Portfolio, a diversified mutual fund that invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. Growth Portfolio also may invest in preferred stocks, convertible securities, debt securities, derivative instruments and money market investments.

Growth Trends Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in Growth Trends Portfolio, a diversified mutual fund that invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. Growth Trends Portfolio also may invest in preferred stocks, debt securities, derivative instruments and money market instruments.

Special Growth Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in Aggressive Growth Portfolio, a diversified mutual fund that invests primarily in equity securities of companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Aggressive Growth Portfolio does not seek to replicate the S&P 500. Rather, it invests in those securities within the universe of S&P 500 stocks that Aggressive Growth Portfolio's investment manager believes are undervalued or that offer potential for long-term capital growth. Ordinarily, at least 65% of Aggressive Growth Portfolio's total assets will be invested in equity securities. Aggressive Growth Portfolio will be managed using a research methodology developed by the Research Department of American Express Financial Corporation (the Advisor) that is designed to achieve a return in excess of the return of the S&P 500. Aggressive Growth Portfolio also may invest in convertible securities, debt securities, derivative instruments and money market instruments.

Undervalued stocks and stock of companies with above-average growth rates can provide higher returns to investors than stocks of other companies, although the prices of these stocks can fluctuate more.

Because investments involve risk, a Fund cannot guarantee achieving its goals. Some of the Portfolios' investments may be considered speculative and involve additional investment risks.

Structure of the Funds

Each Fund uses what is commonly known as a master/feeder structure. This means that the Fund (the feeder fund) invests all of its assets in the Portfolio (the master fund). The Portfolio invests in and manages the securities and has the same goals and investment policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure." Here is an illustration of the structure:

                                    Investors
                                  buy shares in
                                    the Fund

                                    The Fund
                                   invests in
                                  the Portfolio

                            The Portfolio invests in
                           securities, such as stocks
                                    or bonds

Manager and distributor

Each Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $201 billion in assets. These assets are managed by a team of highly skilled, experienced professionals, backed by one of the nation's largest investment departments. Our team of professionals includes portfolio managers, economists and supporting staff, stock and bond analysts including Chartered Financial Analysts, and investment managers and researchers based in London and Hong Kong who add a global dimension to our expertise.

Shares of the Funds are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio managers

Growth Portfolio

Mitzi Malevich joined the Advisor in 1983 and serves as vice president and senior portfolio manager. She has managed the assets of Growth Portfolio and its predecessor fund since 1992 after having been a portfolio manager of pension fund accounts. She also serves as portfolio manager of IDS Life Funds A and B.

Growth Trends Portfolio

Gordon Fines joined the Advisor in 1981 and serves as vice president and senior portfolio manager. He has managed the assets of Growth Trends Portfolio and its predecessor fund since 1991. Mr. Fines also leads the growth team for the Advisor and serves as portfolio manager of IDS Life Growth Dimensions Fund.

Aggressive Growth Portfolio

Guru Baliga joined the Advisor in 1991 and serves as vice president and senior portfolio manager. He became portfolio manager of Aggressive Growth Portfolio and IDS Small Company Index Fund in August 1996. He has been portfolio manager of IDS Blue Chip Advantage Fund since 1994. He is a portfolio manager of American Express Asset Management Group Accounts that are managed similarly to the Portfolio.

Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of each Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in each Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of a Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses a Fund would have if the Company retained its own investment advisor and the assets of each Fund were invested directly in the type of securities held by the corresponding Portfolio. For additional information concerning Fund and Portfolio expenses, see "How the Funds and Portfolios are organized."

Shareholder transaction expenses(a)
Maximum sales charge on purchases(b)
(as a percentage of offering price)

                                     Growth                              Special
Growth Fund                          Trends Fund                         Growth Fund
------------------------------------ ----------------------------------- -----------------------------------
     0%                                    0%                                 0%
------------------------------------ ----------------------------------- -----------------------------------

Annual Fund and allocated Portfolio operating expenses (as a percentage of average daily net assets):

------------------------------------ ----------------------- ----------------------- -----------------------
                                                             Growth                  Special
                                     Growth Fund             Trends Fund             Growth Fund

------------------------------------ ----------------------- ----------------------- -----------------------
Management fee(c)                          0.53%                   0.50%                   0.65%
------------------------------------ ----------------------- ----------------------- -----------------------
------------------------------------ ----------------------- ----------------------- -----------------------
12b-1 fee                                  0.25                    0.25                    0.25
------------------------------------ ----------------------- ----------------------- -----------------------
------------------------------------ ----------------------- ----------------------- -----------------------
Other expenses(d)                          0.19                    0.15                    0.13
------------------------------------ ----------------------- ----------------------- -----------------------
------------------------------------ ----------------------- ----------------------- -----------------------
Total (after reimbursement)                0.97                    0.90                    1.03
------------------------------------ ----------------------- ----------------------- -----------------------

(a)A wire redemption charge, currently $15, is deducted from the shareholder's Investment Management Account for wire redemptions made at the request of the shareholder.
(b)There are no sales loads; however, each Fund reserves the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within one year of purchase.
(c)The management fee is paid by the Trust on behalf of the Portfolios. It includes the impact of a performance fee that decreased the management fee by 0.03% for Growth Portfolio and 0.02% for Growth Trends Portfolio in the fiscal year ended July 31, 1998.
(d)Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Dec. 31, 1998. Under this agreement, total expenses will not exceed 1.30% for Growth Fund and Growth Trends Fund, and 1.40% for Special Growth Fund. Without this agreement, the ratio of expenses to average daily net assets would have been 1.86% for Special Growth Fund. The agreement had no impact for Growth Fund or Growth Trends Fund for the fiscal year ended July 31, 1998.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

--------------------------- -------------------------- -------------------------- --------------------------
                                                       Growth                     Special
                            Growth Fund                Trends Fund                Growth Fund
--------------------------- -------------------------- -------------------------- --------------------------
--------------------------- -------------------------- -------------------------- --------------------------
1 year                            $  10                    $    9                     $  11
--------------------------- -------------------------- -------------------------- --------------------------
--------------------------- -------------------------- -------------------------- --------------------------
3 years                           $  31                     $  29                     $  33
--------------------------- -------------------------- -------------------------- --------------------------
--------------------------- -------------------------- -------------------------- --------------------------
5 years                           $  54                     $  50                     $  57
--------------------------- -------------------------- -------------------------- --------------------------
--------------------------- -------------------------- -------------------------- --------------------------
10 years                           $119                      $111                      $126
--------------------------- -------------------------- -------------------------- --------------------------

The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Funds pay annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than a 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

The tables below show certain important financial information for evaluating each Fund's results.

Growth Fund
Fiscal period ended July 31,                                                   1998           1997            1996b

Per share income and capital changesa
Net asset value, beginning of period                                         $36.36         $23.15         $25.43
Income from investment operations:
Net investment income (loss)                                                   (.13)          (.08)          (.02)
Net gains (losses) (both realized and unrealized)                              2.39          13.29          (2.26)
Total from investment operations                                               2.26          13.21          (2.28)
Net asset value, end of period                                               $38.62         $36.36         $23.15

Ratios/supplemental data

Net assets, end of period (in millions)                                         $22            $23            $23
Ratio of expenses to average daily net assetsd                                  .97%          1.01%          1.30%c
Ratio of net income (loss) to average daily net assets                         (.33%)         (.20%)         (.37%)c
Portfolio turnover rate (excluding short-term securities)                        28%            24%             5%
Total return                                                                    6.2%          57.1%          (9.0%)
Average brokerage commission ratee                                           $.0449         $.0463             --

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c Adjusted to an annual basis.

d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.03% and 1.86% for the periods ended 1997 and 1996, respectively.

e Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Growth Trends Fund
Fiscal period ended July 31,                                                   1998           1997           1996b

Per share income and capital changesa
Net asset value, beginning of period                                         $26.55         $18.52         $19.00
Income from investment operations:
Net investment income (loss)                                                    .13            .16            .01
Net gains (losses) (both realized and unrealized)                              4.12           7.93           (.49)
Total from investment operations                                               4.25           8.09           (.48)
Less distributions:
Dividends from net investment income                                           (.20)          (.06)            --
Net asset value, end of period                                               $30.60         $26.55         $18.52

Ratios/supplemental data

Net assets, end of period (in millions)                                         $21            $21            $25
Ratio of expenses to average daily net assetsd                                  .90%          1.06%          1.30%c
Ratio of net income (loss) to average daily net assets                          .48%           .58%           .39%c
Portfolio turnover rate (excluding short-term securities)                        38%            32%             7%
Total return                                                                   16.2%          43.7%          (2.5%)
Average brokerage commission ratee                                           $.0448         $.0511             --

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c Adjusted to an annual basis.

d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.10% and 1.76% for the periods ended 1997 and 1996, respectively.

e Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

Special Growth Fund
Fiscal period ended July 31,                                             1998           1997b

Per share income and capital changesa
Net asset value, beginning of period                                    $6.90          $5.00
Income from investment operations:
Net investment income (loss)                                              .02            .04
Net gains (losses) (both realized and unrealized)                         .56           1.88
Total from investment operations                                          .58           1.92
Less distributions:
Distributions from net investment income                                 (.02)          (.01)
Distributions from realized gains                                       (1.24)          (.01)
Total distributions                                                     (1.26)          (.02)
Net asset value, end of period                                          $6.22          $6.90

Ratios/supplemental data

Net assets, end of period (in millions)                                    $2             $1
Ratio of expenses to average daily net assetsd                           1.03%          1.36%c
Ratio of net income (loss) to average daily net assets                    .40%           .26%c
Portfolio turnover rate (excluding short-term securities)                 148%           171%
Total return                                                             11.0%          38.4%
Average brokerage commission ratee                                     $.0515         $.0405

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was Aug. 19, 1996.

c Adjusted to an annual basis.

d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.86% and 3.17% for the periods ended 1998 and 1997, respectively.

e Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of July 31, 1998
--------------------------------------- ---------------- ---------------- ----------------- ----------------
Purchase                                1 year           5 years          Since             10 years
made                                    ago              ago              inception(a)      ago
--------------------------------------- ---------------- ---------------- ----------------- ----------------
--------------------------------------- ---------------- ---------------- ----------------- ----------------
Growth Fund                               +  6.22%          +21.67%                --%         +19.86%
--------------------------------------- ---------------- ---------------- ----------------- ----------------
--------------------------------------- ---------------- ---------------- ----------------- ----------------
Growth Trends Fund                         +16.17%          +20.09%                --%         +19.41%
--------------------------------------- ---------------- ---------------- ----------------- ----------------
--------------------------------------- ---------------- ---------------- ----------------- ----------------
  Lipper Growth Fund Index                 +17.19%          +19.24%                --%         +16.34%
--------------------------------------- ---------------- ---------------- ----------------- ----------------
--------------------------------------- ---------------- ---------------- ----------------- ----------------
Special Growth Fund(b)                     +10.98%               --%         +24.63%                --%
--------------------------------------- ---------------- ---------------- ----------------- ----------------
--------------------------------------- ---------------- ---------------- ----------------- ----------------
S&P 500                                    +19.17%          +22.85%          +34.72%(c)        +18.43%
--------------------------------------- ---------------- ---------------- ----------------- ----------------

Cumulative total returns as of July 31, 1998

--------------------------------------- ---------------- ---------------- ---------------- -----------------
Purchase                                1 year            5 years         Since            10 years
made                                    ago              ago              inception(a)     ago
--------------------------------------- ---------------- ---------------- ---------------- -----------------
--------------------------------------- ---------------- ---------------- ---------------- -----------------
Growth Fund                               +  6.22%         +166.68%                --%         +511.91%
--------------------------------------- ---------------- ---------------- ---------------- -----------------
--------------------------------------- ---------------- ---------------- ---------------- -----------------
Growth Trends Fund                         +16.17%         +149.78%                --%         +489.51%
--------------------------------------- ---------------- ---------------- ---------------- -----------------
--------------------------------------- ---------------- ---------------- ---------------- -----------------
  Lipper Growth Fund Index                 +17.19%         +141.06%                --%         +354.44%
--------------------------------------- ---------------- ---------------- ---------------- -----------------
--------------------------------------- ---------------- ---------------- ---------------- -----------------
Special Growth Fund(b)                     +10.98%                 --%        +53.56%                --%
--------------------------------------- ---------------- ---------------- ---------------- -----------------
--------------------------------------- ---------------- ---------------- ---------------- -----------------
S&P 500                                    +19.17%         +179.78%           +77.52%(c)       +442.67%
--------------------------------------- ---------------- ---------------- ---------------- -----------------

(a)On May 13, 1996, IDS Growth Fund and IDS New Dimensions Fund (the predecessor funds) converted to a master/feeder structure and transferred all of their assets to Growth Portfolio and Growth Trends Portfolio, respectively. The performance information in the foregoing tables, other than the 1 year return, represents performance of the corresponding predecessor funds prior to March 20, 1995 and of Class A shares of the corresponding predecessor funds from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Funds sold through this prospectus. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the predecessor funds.

(b)Inception date was Aug. 19, 1996. The Advisor also manages a group of accounts known as the American Express Asset Management Group Accounts (Asset Management Accounts). The Advisor employs the same strategy used to manage Special Growth Fund. The combined average annual total returns of the Asset Management Accounts as of July 31, 1998, were +12.52% for 1 year, +18.43% for 5 years and +21.53% since inception, Oct. 11, 1988. Cumulative total returns as of July 31, 1998, were +12.52% for 1 year, +132.95% for 5 years and +576.93% since inception. The Asset Management Accounts' performance reflects reinvestment of dividends and is calculated net of brokerage commissions and management fees. At July 31, 1998, the composite included 30 fully discretionary, equity Asset Management Accounts under management using this strategy with total assets of $1.6 billion, which is 3.7% of total assets under management by American Express Asset Management Group. Terminated accounts are not purged from the composite. Expenses and fees associated with registering a mutual fund have not been deducted from these returns. Returns shown should not be considered a representation of Special Growth Fund's future performance.
(c)Measurement period started Sept. 1, 1996.

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods.

For purposes of calculation, information about each Fund makes no adjustments for taxes an investor may have paid on the reinvested income and capital gains, and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to Growth Fund and Growth Trends Fund. Some funds in the index may have somewhat different investment policies or objectives than the Portfolios to which they are compared.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Investment policies and risks

The policies described below apply both to the Fund and the corresponding Portfolio.

Growth Fund/Growth Portfolio - Growth Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. and foreign corporations. Growth Portfolio will invest in companies that appear to offer growth opportunities; companies that, because of new management, markets or other factors, show promise of substantially improved results; and companies whose future may be dependent upon maintaining technological superiority over their competitors. Other investments include preferred stocks, convertible securities, debt securities, derivative instruments or money market instruments.

Growth Trends Fund/Growth Trends Portfolio - Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign corporations showing potential for significant growth. These companies usually operate in areas where dynamic economic and technological changes are occurring. They also may exhibit excellence in technology, marketing or management. Other investments include preferred stocks, debt securities, derivative instruments and money market instruments.

Special Growth Fund/Aggressive Growth Portfolio - Aggressive Growth Portfolio invests primarily in equity securities of companies comprising the S&P 500 that, in the opinion of the Advisor, are undervalued in relation to their long-term earning power or the asset value of their issuers or that have above-average growth potential. Ordinarily, at least 65% of the Portfolio's total assets will be invested in equity securities consisting of common stocks, preferred stocks, securities convertible into common stocks, securities having common stock characteristics such as rights and warrants and foreign equity securities.

The Advisor's Research Department has designed a proprietary research rating system that is used as the basis for rating securities of issuers listed on the S&P 500. The research ratings range from a "strong buy" to "strong sell." Aggressive Growth Portfolio will invest primarily in equity securities that the Research Department rates highly and expects to outperform the S&P 500. The securities in which Aggressive Growth Portfolio invests will not correspond entirely to the S&P 500 securities recommended by the Research Department because some of these recommendations may not be appropriate investments for the Portfolio due to diversification, liquidity or other requirements that apply to registered investment companies. In addition, some of the recommendations may not be appropriate for Aggressive Growth Portfolio under its investment objective or investment limitations. Moreover, other Advisor clients who receive the Research Department's recommendations may place purchase or sale orders that make it more difficult for Aggressive Growth Portfolio to implement its own orders to buy or sell the same securities.

Aggressive Growth Portfolio may invest more than 25% of its total assets in equity securities of companies included in the S&P 500 that are primarily engaged in either the utilities or the energy industry. If Aggressive Growth Portfolio concentrates its investments in one or both of these industries, the value of its shares will be affected by factors peculiar to these industries, and may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. The Portfolio will concentrate its investments in either of these industries only to the extent that the S&P becomes heavily weighted in that industry. The Portfolio's concentration policy can be changed only if holders of a majority of the outstanding voting securities agree to make the change. See "Utilities industry" and "Energy industry" below.
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Securities may be undervalued because of several factors, including the following: market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Companies also may be undervalued because they are part of an industry that is out of favor with investors even though the individual companies may be financially sound and have high rates of earning growth. Any or all of these factors may provide buying opportunities at attractive prices relevant to the long-term prospects for the companies in question. Companies with above-average growth potential generally will have steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and the ability to perform well in a stagnant economy.

The various types of investments described above that the investment manager uses to achieve investment performance are explained in more detail in the next section and in the SAI.

Facts about investments and their risks

Common stocks: Stock prices are subject to market fluctuations. Stocks of larger, established companies that pay dividends may be less volatile than the stock market as a whole. Stocks of smaller companies or companies experiencing significant growth and operating in areas of financial and technological change may be subject to more abrupt or erratic price movements than stocks of larger, established companies or the stock market as a whole. Also, small companies often have limited product lines, smaller markets or fewer financial resources. Therefore, securities in which the Portfolios invest involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Utilities industry: Utility stocks, including electric, gas, telephone and other energy-related (e.g., nuclear) utilities stocks, generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utility companies are often highly leveraged and utility stocks can be affected by the risks of the stock market in general, as well as factors specific to public utilities companies. Many utility companies, especially electric utility companies, historically have been subject to the risk of increases in fuel and other operating costs, changes in interest rates on borrowing for capital improvement programs, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. In addition, because securities issued by

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utility companies are particularly sensitive to movements in interest rates, the equity securities of these companies are more affected by movements in interest rates than the equity securities of other companies. Each of these risks could adversely affect the ability of public utilities companies to declare or pay dividends and the ability of holders of common stock, such as a Portfolio, to realize any value from the assets of the company upon liquidation or bankruptcy.

Energy industry: Energy companies include the conventional areas of oil, gas, electricity and coal, as well as newer sources of energy such as geothermal, nuclear, oil shale and solar power. These companies include those that produce, transmit, market or measure energy, as well as those companies involved in exploring for new sources of energy. Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects and tax or other governmental regulatory policies.

Technology sector: Stocks of companies that have, or are likely to develop, products, processes or services that will provide or benefit significantly from technological advances and improvements are subject to volatility and price fluctuations as the technology market sector increases or decreases in favor with the investing public. Technology-based issues are exposed to risks associated with economic conditions in that market sector. Due to competition, a less diversified product line and other factors, companies that develop and/or rely on technology could become increasingly sensitive to down swings in the economy.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due. These bonds have greater price fluctuations and are more likely to experience a default.

Growth Portfolio and Aggressive Growth Portfolio invest in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager. Growth Trends Portfolio, in addition to investing in investment grade bonds, may invest up to 5% of its net assets in bonds below investment grade. Securities that are subsequently downgraded in quality may continue to be held by a Portfolio and will be sold only when the investment manager believes it is advantageous to do so.
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Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. There are risks when investing in securities of foreign companies and governments in addition to those assumed when investing in domestic securities. These risks are classified as country risk, currency risk, and custody risk. Each can adversely affect the value of an investment. Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight, the possibility of government-imposed restrictions, even the nationalization of assets. Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Portfolio holds securities valued in local currency or holds the currency, changes in the exchange rate add or subtract from the asset value of the Portfolio. Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volume and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Government or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occuring. The risks of foreign investments are managed carefully but the Portfolio cannot guarantee against losses that might result from them.

Growth Portfolio may invest up to 25% of its total assets in foreign investments. Growth Trends Portfolio may invest up to 30% of its total assets in foreign investments. Aggressive Growth Portfolio may invest up to 20% of its total assets in foreign securities that are included in the S&P 500, or which will be included in the S&P 500 in the near future, or in Canadian money market instruments.

Derivative instruments: The investment manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the investment manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. Each Portfolio will designate cash or appropriate liquid assets to cover portfolio obligations. No more than 5% of each Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Portfolio's assets at risk to 5%. The Portfolios are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The investment manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of a Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of a Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.

Lending portfolio securities: Each Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless holders of a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Portfolio's net assets.
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Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of a Fund's investments in the corresponding Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your shares. It usually changes from day to day, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open).

To establish the net assets, all securities held by a Portfolio are valued as of the close of each business day. In valuing assets:

o    Securities and assets with available market values are valued on that basis

o    Securities maturing in 60 days or less are valued at amortized cost

o Assets without readily available market values are valued according to methods selected in good faith by the board

How to purchase, exchange or redeem shares

How to purchase shares

You may purchase shares of the Funds through an Investment Management Account
(IMA) maintained with the Distributor. There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.

Complete an IMA Account Application (available by calling 800-AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

If you already have an IMA account, you may buy shares in the Funds as described below and need not open a new account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 800-AXP-SERV for instructions.

Minimum Fund investment requirements. Your initial investment in a Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. See "Valuing Fund shares."

Methods of purchasing shares. There are three convenient ways to purchase shares of the Funds. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

By phone:

         You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 800-AXP-SERV.

By mail:

         Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196, and should contain the following information:

         o        your IMA account number (or an IMA Account Application)
         o the name of the Fund(s) and the dollar amount of shares you would like purchased

         Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

         Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. See "Systematic purchase plans."

Other purchase information. Each Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

How to exchange shares

The exchange privilege allows you to exchange your investment in a Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information on any other fund, read that fund's prospectus carefully. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund. An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. Each Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Funds reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Funds and their shareholders.

How to redeem shares

The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below.

Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected.

If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

A redemption is a taxable transaction. If the proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

Methods of exchanging or redeeming shares

By phone:

You may exchange or redeem your shares by calling 800-AXP-SERV. If you experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.

To properly process your telephone exchange or redemption request we will need the following information:

o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o        the name of the fund from which you wish to exchange or redeem shares
o        the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable

Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o    your IMA account number
o    the name of the fund from which you wish to exchange or redeem shares
o    the dollar amount or number of shares you want to exchange or redeem
o    the name of the fund into which shares are to be exchanged, if applicable
o a signature of at least one of the IMA account holders in the exact form specified on the account

Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 800-AXP-SERV. The privilege to initiate transactions by telephone is automatically available through your IMA account. Each Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are followed, a Fund will not be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.

Systematic purchase plans

The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Funds automatically and conveniently. A SPP can be used as a dollar cost averaging program and saves you the time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you may select from several different investment methods to make automatic investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.

b) Using bank authorizations: If you elect to use this option to make your automatic investments, money is transferred from your bank checking or savings account into your IMA account and is then used to make automatic investments.

If you elect to use bank authorizations for your automatic investments, you will select a transfer date (when the money is transferred into your IMA account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency: You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your SPP you may do so by calling 800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

         o        The funds with SPP that you want to cancel

         o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund

         o The investment frequency and investment dates for your new automatic investments

Terminating your SPP. If you wish to terminate your SPP, you may call 800-AXP-SERV, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-AXP-SERV. Your bank authorization will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to the address above or telephoning 800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Other important information

Minimum balance and account requirements. Each Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

Quick telephone reference

American Express Financial Direct Team
Fund performance, objectives and account inquiries, redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements 800-AXP-SERV

TTY Service
For the hearing impaired
800-710-5260

Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences that you should know about.

Dividend and capital gain distributions

A Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to a Fund. A Fund deducts direct and allocated expenses from the investment income. A Fund's net investment income is distributed to you by the end of the calendar year as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. A Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments. Before they are distributed, both net investment income and net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of a Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

The Funds have received a Private Letter Ruling from the Internal Revenue Service stating that, for purposes of the Internal Revenue Code, each Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the respective Fund declares them regardless of whether you take them in cash or reinvest them.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o     a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o     criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                    Use the Social Security or
For this type of account:           Employer Identification number of:

Individual or joint account         The individual or one of the
                                    individuals listed on the joint
                                    account

Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                      The grantor-trustee (the person who puts
                                    the money into the trust)

An irrevocable trust, pension       The legal entity (not the
trust or estate                     personal representative or trustee,
                                    unless no legal entity is designated
                                    in the account title)

Sole proprietorship                 The owner

Partnership                         The partnership

Corporate                           The corporation

Association, club or                The organization
tax-exempt organization

For details on TIN requirements, call 800-AXP-SERV for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds and Portfolios are organized

Shares

The Company currently is composed of three Funds, each issuing its own series of capital stock. Each Fund is owned by its shareholders. All shares issued by a Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Funds have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

Special considerations regarding master/feeder structure

Each Fund pursues its goals by investing its assets in a master fund called a Portfolio. This means that a Fund does not invest directly in securities; rather the respective Portfolio invests in and manages its portfolio of securities. The goals and investment policies of each Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing each Fund's assets in the respective Portfolio. The board believes that the master/feeder structure will be in the best interest of each Fund and its shareholders since it offers the opportunity for economies of scale. A Fund may redeem all of its assets from the corresponding Portfolio at any time. Should the board determine that it is in the best interest of a Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. A Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: Each Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of a Fund. Information about other feeders may be obtained by calling a service representative at 800-437-3133.

Each feeder that invests in a Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in a Portfolio, that Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever a Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the corresponding Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Funds and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

Each Portfolio pays the Advisor for managing its assets. Each Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the Advisor is paid a fee for these services based on the average daily net assets of each Portfolio, as follows:

Growth Portfolio

Assets             Annual rate at
(billions)         each asset level
First $1.0               0.600%
Next   1.0               0.575
Next   1.0               0.550
Next   3.0               0.525
Over   6.0               0.500

Growth Trends Portfolio

Assets             Annual rate at
(billions)         each asset level
First $1.0               0.600%
Next   1.0               0.575
Next   1.0               0.550
Next   3.0               0.525
Next   6.0               0.500
Over  12.0               0.490

Aggressive Growth Portfolio

Assets             Annual rate at
(billions)         each asset level
First   $0.25            0.650%
Next     0.25            0.625
Next     0.50            0.600
Next     1.0             0.575
Next     1.0             0.550
Next     3.0             0.525
Over     6.0             0.500

For Growth Portfolio and Growth Trends Portfolio these fees may be increased or decreased by a performance adjustment based on a comparison of performance to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of each Portfolio's average daily net assets on an annual basis.

For the fiscal year ended July 31, 1998, the Advisor received total investment management fees of 0.53% of average daily net assets for Growth Portfolio, 0.50% for Growth Trends Portfolio and 0.65% for Aggressive Growth Portfolio. Under the agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

Under an Administrative Services Agreement, each Fund pays the Advisor for administration and accounting services at an annual rate that decreases as assets increase. For Growth Fund and Growth Trends Fund, the fee ranges from 0.05% to 0.03%. For Special Growth Fund, the fee ranges from 0.06% to 0.03%.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee for each Fund of $20 per shareholder account.

Distributor

The Funds sell shares through the Distributor under a Distribution Agreement. The Distributor is located at P.O. Box 59196, Minneapolis, MN 55459-0196 and is a wholly-owned subsidiary of Travel Related Services, Inc., a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the Distributor provide information to investors about individual investment programs, the Funds and their operations, new account applications, exchange and redemption requests. The Funds reserve the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.

To help defray costs, including costs for marketing, sales administration, training, overhead, direct marketing programs, advertising and related functions, the Funds pay the Distributor a distribution fee, also known as a 12b-1 fee. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of that Fund's average daily net assets for distribution-related services.
This fee will not cover all of the costs incurred by the Distributor.

Total expenses paid by each Fund for the fiscal year ended July 31, 1998, were 0.97% of average daily net assets for Growth Fund, 0.90% for Growth Trends Fund and 1.03% for Special Growth Fund.

About the Advisor

The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company. The Portfolios may pay brokerage commissions to broker-dealer affiliates of the Advisor.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of the Funds. The Funds have no computer systems of their own but are dependent upon the systems maintained by the Advisor and certain other third parties.

A comprehensive review of the Advisor's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. The Advisor's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Funds' operations currently is being evaluated. The companies or governments in which the Portfolios invest also may be adversely affected by Year 2000 issues. This may affect the value of the Portfolio investments. The potential materiality of any impact is not known at this time.

Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments a Portfolio may use. At various times a Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts - An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Portfolio's investments against price fluctuations or to increase market exposure.

Indexed securities - The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products - Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                           STRATEGIST GROWTH FUND, INC.

                                  Sept. 29, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Annual Report which may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

This SAI is dated Sept. 29, 1998, and it is to be used with the Funds' prospectus dated Sept. 29, 1998, and the Annual Report for the fiscal year ended July 31, 1998.

TABLE OF CONTENTS

Goals and Investment Policies................................See Prospectus

Additional Investment Policies........................................p.  4

Security Transactions.................................................p. 16

Brokerage Commissions Paid to Brokers ................................p. 19
Affiliated with the Advisor

Performance Information...............................................p. 20

Valuing Fund Shares...................................................p. 21

Investing in the Funds................................................p. 23

Redeeming Shares......................................................p. 23

Capital Loss Carryover................................................p. 25

Taxes.................................................................p. 25

Agreements............................................................p. 26

Organizational Information............................................p. 31

Board Members and Officers............................................p. 32

Principal Holders of Securities.......................................p. 40

Independent Auditors..................................................p. 40

Financial Statements......................................See Annual Report

Prospectus............................................................p. 40

Appendix A: Description of Bond Ratings...............................p. 41

Appendix B: Foreign Currency Transactions.............................p. 44

Appendix C: Investing in Foreign Securities...........................p. 49

Appendix D: Options and Stock Index Futures Contracts.................p. 50

Appendix E: Mortgage-Backed Securities................................p. 58

Appendix F: Dollar-Cost Averaging.....................................p. 59

ADDITIONAL INVESTMENT POLICIES

Strategist Growth Fund, Inc. (the Company) is a mutual fund with three series of capital stock representing interests in Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) (Growth Fund, Growth Trends Fund and Special Growth Fund are collectively referred to as the Funds, and individually, a Fund). Each Fund is a diversified mutual fund with its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (each a Portfolio) of Growth Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Whenever a Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Funds' other investment policies, each Fund may invest its assets in an open-end management investment company having the same investment objectives, policies and restrictions as that Fund for the purpose of having those assets managed as part of a combined pool.

Investment Policies applicable to Growth Fund/Growth Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.

`Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

`Buy on margin or sell short, except the Portfolio may make margin payments in connection with transactions in stock index futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Investment Policies applicable to Growth Trends Fund/Growth Trends Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.

`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

`Buy on margin or sell short, except the Portfolio may make margin payments in connection with transactions in stock index futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Investment Policies applicable to Special Growth Fund/Aggressive
Growth Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio and Fund have not borrowed in the past and have no present intention to borrow.

`Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

`Purchase more than 10% of the outstanding voting securities of an issuer.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

`Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.

`Lend Portfolio securities in excess of 30% of its net assets. The current policy of the Portfolio's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Portfolio receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

`Concentrate in any one industry except in either or both the energy or utilities industries. According to the present interpretation by the SEC, this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry other than the energy and/or utility industries.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

`Buy on margin or sell short, except the Portfolio may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

`Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.

`Invest more than 5% of its total assets in securities of companies, including any predecessors, that have a record of less than three years continuous operations.

`Invest more than 10% of its total assets in securities of investment companies. The Portfolio has no current intention to invest in securities of other investment companies.

`Invest in a company to control or manage it.

`Invest in exploration or development programs, such as oil, gas or mineral leases.

`Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

`Invest more than 5% of its net assets in warrants.

`Invest more than 10% of the Portfolio's net assets in securities and derivative instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the investment manager, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its forward commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Any cash-equivalent investments in foreign securities will be subject to the limitations on foreign investments described in the prospectus. The Portfolio also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired.

The Portfolio may invest in foreign securities included in the S&P 500 or which will be included in the S&P 500 in the near future, that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

For a description of bond ratings, see Appendix A. For a discussion on foreign currency transactions, see Appendix B. For a discussion on investing in foreign securities, see Appendix C. For a discussion on options and stock index futures contracts, see Appendix D. For a discussion on mortgage-backed securities, see Appendix E. For a discussion on dollar-cost averaging, see Appendix F.

SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with each Fund's and Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The Advisor has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the trusts in the Preferred Master Trust Group, their corresponding funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for a Portfolio is made independently from any decision made for other portfolios, funds or other accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio, fund or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a Portfolio, a Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

Growth Portfolio, Growth Trends Portfolio and Aggressive Growth Portfolio paid total brokerage commissions of $2,076,047, $9,662,743 and $1,151,165 for the fiscal year ended July 31, 1998. For the fiscal year ended July 31, 1997, Growth Portfolio and Growth Trends Portfolio paid total brokerage commissions of $1,548,321 and $7,124,866, respectively. For the fiscal period from Aug. 19, 1996 (commencement of operations) to July 31, 1997, Aggressive Growth Portfolio paid total brokerage commissions of $532,703. For the fiscal period from May 13, 1996 (commencement of operations) to July 31, 1996, Growth Portfolio and Growth Trends Portfolio paid total brokerage commissions of $230,628 and $1,488,847, respectively. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to Growth Portfolio except for the affiliates as noted below. Transactions amounting to $31,503,000, on which $26,670 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Growth Trends Portfolio. Transactions amounting to $4,044,000, on which $62,440 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for Aggressive Growth Portfolio.

As of the fiscal year ended July 31, 1998, the Portfolios listed held securities of their regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

Name of Issuer                   Value of Securities Owned at End of Fiscal Year

Growth Portfolio
Bank of America                                $112,685,168
Merrill Lynch                                  $195,000,000
Morgan Stanley                                    5,085,924
Travelers Group                                 241,200,000

Growth Trends Portfolio
Bank of America                                $237,961,163
Bear Stearns                                     25,532,771
First Chicago                                    18,952,256
Goldman Sachs                                    55,744,258
Merrill Lynch                                    29,250,000
Morgan Stanley                                  287,005,904
Salomon Brothers                                 13,736,965
Travelers Group                                 435,500,000

Aggressive Growth Portfolio
Bank of America                                  $9,073,724
First Chicago                                     8,808,694
NationsBank                                       7,337,000
Travelers Group                                   8,194,100

For the fiscal periods ended 1998 and 1997, the portfolio turnover rates were 28% and 24% for Growth Portfolio, 38% and 32% for Growth Trends Portfolio and 148% and 171% for Aggressive Growth Portfolio.
Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of a Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that a Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for a Portfolio and (ii) the affiliate charges a Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by each Portfolio to brokers affiliated with the Advisor for the last three fiscal periods is contained in the following table:

                                   Fiscal Year ended 1998                                      Fiscal        Fiscal
                                                                                               Period        Period
                                                                                               ended 1997    ended 1996

                                                                           Percent of          Aggregate     Aggregate
                                            Aggregate        Percent of    Aggregate Dollar    Dollar        Dollar
                                            Dollar Amount    Aggregate     Amount of           Amount of     Amount of
                               Nature of    of Commissions   Brokerage     Transactions        Commissions   Commissions
Portfolio      Broker          Affiliation  Paid to Broker   Commissions   Involving Payment   Paid to       Paid to
                                                                           of Commissions      Broker        Broker
-------------- --------------- ------------ ---------------- ------------- ------------------- ------------- -------------
Growth         American        (1)          $   341,178         16.43%           24.71%         $193,510      $189,172
               Enterprise
               Investment
               Services Inc.
Growth Trends  American        (1)           2,157,560          22.33            32.57           494,119        66,667
               Enterprise
               Investment
               Services Inc.
Aggressive     American        (1)              81,111           7.05            10.25            33,072         N/A
Growth         Enterprise
               Investment
               Services Inc.

(1)  Wholly-owned subsidiary of the Advisor.

PERFORMANCE INFORMATION

The Funds may quote various performance figures to illustrate past performance. Average annual total return used by the Funds will be based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Funds to compute performance follows below.

Average annual total return

A Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

A Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a Fund over a specified period of time according to the following formula:

                                    ERV - P
                                       P

where:       P =  a hypothetical initial payment of $1,000
           ERV    = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                  (or fractional portion thereof)

In its sales material and other communications, a Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

On May 13, 1996, IDS Growth Fund and IDS New Dimensions Fund (the IDS Funds), two open-end investment companies managed by the Advisor, transferred all of their respective assets to Growth Portfolio and Growth Trends Portfolio, respectively, in exchange for units of the Portfolios. Also on May 13, 1996, Growth Fund and Growth Trends Fund transferred all of their respective assets to the corresponding Portfolio of the Trust in connection with the commencement of their operations.

On March 20, 1995, the IDS Funds converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Class A shares are sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Performance for periods prior to May 13, 1996 is based on the performance of the corresponding IDS Fund adjusted for differences in sales charges. For the period from March 20, 1995 to May 13, 1996, performance is based on the performance of Class A shares of the corresponding IDS Fund. The historical performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the IDS Funds.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.

On Aug. 3, 1998, the first business day following the end of the fiscal year, the computations looked like this:

                   Net assets                          Shares
                   before                              outstanding at                      Net asset value
Fund               shareholder                         the end of                          of one share
                   transactions                        previous day
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
Growth             $22,006,058       divided by           573,672        equals                  $38.36
Growth Trends       20,392,602                            671,030                                 30.39
Special Growth       1,763,309                            285,325                                  6.18

In determining net assets before shareholder transactions, the securities held by each Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

`Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

`Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

`Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

`Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

`Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

`Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

`Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

`Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, American Express Service Corporation (the Distributor) and each of the Funds will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

Each Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.

The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with the Distributor. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds (or a Fund) to redeem shares for more than seven days. Such emergency situations would occur if:

`The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

`Disposal of a Portfolio's securities is not reasonably practicable or it is not reasonably practicable for a Fund to determine the fair value of its net assets, or

`The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Redemptions by a Fund

Each Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of each Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, Growth Fund had total capital loss carryovers of $411,460 at July 31, 1998, that if not offset by subsequent capital gains will expire as follows:

                                     2004                     2005
                                     ----                     ----
                                 $360,889                  $ 50,571

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a Fund's dividend that is attributable to dividends the Fund has received from domestic (U.S.) securities. For the fiscal year ended July 31, 1998, 100% of Growth Trends Fund's net investment income dividends and 5.48% of Special Growth Fund's net investment income dividends qualified for the corporate deduction. For the fiscal year ended July 31, 1998, no dividends were paid for Growth Fund.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by a Fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from a Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Under federal tax law, by the end of a calendar year a Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. A Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund intends to comply with federal tax law and avoid any excise tax.

A Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of each Portfolio, has an Investment Management Services Agreement with the Advisor. For managing the assets of the Portfolios, the Advisor is paid a fee based upon the following schedule. Each Fund pays its proportionate share of the fee.

                  Growth Portfolio                                   Growth Trends Portfolio

Assets                      Annual rate at             Assets                     Annual rate at
(billions)                  each asset level           (billions)                 each asset level
 First $1.0                      0.600%                 First $ 1.0                    0.600%
 Next   1.0                      0.575                  Next    1.0                    0.575
 Next   1.0                      0.550                  Next    1.0                    0.550
 Next   3.0                      0.525                  Next    3.0                    0.525
 Over   6.0                      0.500                  Next    6.0                    0.500
                                                         Over  12.0                    0.490

             Aggressive Growth Portfolio

Assets                      Annual rate at
(billions)                  each asset level
First       $0.25               0.650%
Next         0.25               0.625
Next         0.50               0.600
Next         1.0                0.575
Next         1.0                0.550
Next         3.0                0.525
Over         6.0                0.500

On July 31, 1998, the daily rates applied to the Portfolios' net assets on an annual basis were equal to 0.553% for Growth Portfolio, 0.514% for Growth Trends Portfolio and 0.636% for Aggressive Growth Portfolio. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.

Before the fee based on the asset charge is paid for Growth Portfolio and Growth Trends Portfolio, it is increased or decreased based on investment performance compared to Lipper Growth Fund Index (the Index). Solely for purposes of calculating the performance incentive adjustment, the Index is compared to the performance of Class A shares of another fund that invests in the Portfolio (the comparison fund). For Growth Portfolio and Growth Trends Portfolio, the comparison funds are IDS Growth Fund and IDS New Dimensions Fund, respectively. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the comparison fund and the change in the Index. The performance of the comparison fund is measured by computing the percentage difference between the opening and closing net asset value of one share, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to the Advisor's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Portfolio's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the comparison fund performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the comparison fund, the base fee will be decreased. The maximum monthly increase or decrease will be 0.12% of average net assets on an annual basis.

The 12 month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. For the fiscal year ended July 31, 1998, the adjustment decreased the fee by $1,322,108 for Growth Portfolio and by $2,778,782 for Growth Trends Portfolio.

The management fee is paid monthly. For the fiscal year ended July 31, 1998, the total amount paid was $24,268,959 for Growth Portfolio, $77,277,629 for Growth Trends Portfolio and $2,680,224 for Aggressive Growth Portfolio. For fiscal year 1997, the total amount paid was $18,360,421 for Growth Portfolio and $61,899,356 for Growth Trends Portfolio. For the fiscal period from Aug. 19, 1996 (commencement of operations) to July 31, 1997, the total amount paid was $905,559 for Aggressive Growth Portfolio. For the fiscal period from May 13, 1996 (commencement of operations) to July 31, 1996, the total amount paid was $3,271,780 for Growth Portfolio and $11,544,754 for Growth Trends Portfolio. The amounts are allocated among the Funds investing in the Portfolios.

Under the Agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Portfolios, approved by the board. For the fiscal year ended July 31, 1998, Growth Portfolio and Growth Fund paid nonadvisory expenses of $468,916, Growth Trends Portfolio and Growth Trends Fund paid nonadvisory expenses of $1,058,521 and Aggressive Growth Portfolio and Special Growth Fund paid nonadvisory expenses of $46,888. For the fiscal year ended July 31, 1997, Growth Portfolio and Growth Fund paid nonadvisory expenses of $286,102, and Growth Trends Portfolio and Growth Trends Fund paid nonadvisory expenses of $641,525. For the fiscal period from Aug. 19, 1996 (commencement of operations) to July 31, 1997, Aggressive Growth Portfolio and Special Growth Fund paid nonadvisory expenses of $99,772. For the fiscal period from May 13, 1996 (commencement of operations) to July 31, 1996, Growth Portfolio and Growth Fund paid nonadvisory expenses of $116,459, and Growth Trends Portfolio and Growth Trends Fund paid nonadvisory expenses of $350,475.

Administrative Services Agreement

The Company, on behalf of each Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, each Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of each Fund and is calculated as follows:

                   Growth Fund and
                 Growth Trends Fund                                    Special Growth Fund

Assets                      Annual rate at             Assets                     Annual rate at
(billions)                  each asset level           (billions)                 each asset level
 First $1.0                     0.050%                 First $0.25                    0.060%
  Next  1.0                     0.045                   Next  0.25                    0.055
  Next  1.0                     0.040                   Next  0.50                    0.050
  Next  3.0                     0.035                   Next  1.0                     0.045
  Over  6.0                     0.030                   Next  1.0                     0.040
                                                        Next  3.0                     0.035
                                                        Over  6.0                     0.030

On July 31, 1998, , the daily rates applied to the Funds' net assets on an annual basis were equal to 0.05% for Growth Fund, 0.05% for Growth Trends Fund and 0.06% for Special Growth Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. For the fiscal year ended July 31, 1998, the Funds paid fees of $9,271 for Growth Fund, $9,247 for Growth Trends Fund and $915 for Special Growth Fund.

Under the agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by each Fund approved by the board.

Transfer Agency Agreement

The Company, on behalf of each Fund, has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Funds' shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval. For the fiscal year ended July 31, 1998, the Funds paid fees of $13,049 for Growth Fund, $9,350 for Growth Trends Fund and $2,715 for Special Growth Fund.

Plan and Agreement of Distribution/Distribution Agreement

To help American Express Service Corporation (the Distributor) defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing shares of the Funds. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of each Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which the expenditures were made. The Plan and any agreement related to it may be terminated at any time with respect to a Fund by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, by vote of a majority of the outstanding voting securities of a Fund or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended July 31, 1998, the Funds paid fees of $55,518 for Growth Fund, $51,349 for Growth Trends Fund and $3,814 for Special Growth Fund.

Custodian Agreement

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. Each Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Trust pays the custodian a maintenance charge per Portfolio and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Portfolio's sub-custodian agreement.

Total fees and expenses

For the fiscal year ended July 31, 1998, the Funds paid total fees and nonadvisory expenses, net of reimbursements and earnings credits, of $216,465 for Growth Fund, $184,233 for Growth Trends Fund and $15,698 for Special Growth Fund. The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Dec. 31, 1998. Under this agreement, Growth Fund and Growth Trends Fund total expenses will not exceed 1.30% and Special Growth Fund total expenses will not exceed 1.40%

ORGANIZATIONAL INFORMATION

Each Fund is a series of Strategist Growth Fund, Inc., an open-end management investment company, as defined in the 1940 Act. The Company was incorporated on Sept. 1, 1995 in Minnesota. The Company's headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

BOARD MEMBERS AND OFFICERS

Directors of Strategist Fund Group

The following is a list of the Company's board members who are board members of all 15 funds in the Strategist Fund Group. All shares of the Funds have cumulative voting rights with respect to the election of board members.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Vaughn Communications, Sunbelt Nursery Group and Fairview Corporation.

Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN

Business and management consultant. Director, National Computer Systems.

Brian Kleinberg
Born in 1957
American Express Company
World Financial Center
New York, NY

Vice president of all funds in the Strategist Fund Group. Executive vice president of American Express Financial Direct since 1997. Previously, executive vice president and general manager in the Consumer Card Services Group from October 1995 to August 1997, senior vice president of marketing and business development from August 1995 to October 1995 and senior vice president of consumer lending marketing from October 1991 to August 1995.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1710 International Centre
900 2nd Ave. S.
Minneapolis, MN

President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company. Director, IDS Life funds.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, the Funds' other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Vice president of Investment Accounting for the Advisor since 1996. Prior to joining the Advisor, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996.

Compensation for Fund Board Members

Once the assets of a Fund reach $20 million, members of the Fund's board who are not officers of the Advisor or an affiliate receive an annual fee of $1,000 for Growth Fund, $1,000 for Growth Trends Fund and $1,000 for Special Growth Fund. Once the assets of all funds in the Strategist Fund Group reach $100 million, members of the board who are not officers of the Advisor or an affiliate also will receive a fee of $1,000 for attendance at board meetings. Board members serving more than one fund will receive an aggregate of $1,000 whether attending one or more meetings held on the same day. The cost of the fee will be shared by the funds served by the director.

During the fiscal year ended July 31, 1998, the independent members of the board for Growth Fund and Growth Trends Fund, for attending up to 4 meetings, received the following compensation:

                                            Compensation Table
                                              for Growth Fund

                           Aggregate        Pension or            Estimated         Total cash
                           compensation     Retirement benefits   annual benefit    compensation from the
                           from the Fund    accrued as Fund       upon retirement   Strategist Fund Group
Board Member                                expenses
-------------------------- ---------------- --------------------- ----------------- ------------------------
Rodney P. Burwell             $1,000              $0                    $0                   $2,000
Jean B. Keffeler               1,000               0                     0                    2,000
Thomas R. McBurney             1,000               0                     0                    2,000

                                            Compensation Table
                                          for Growth Trends Fund

                           Aggregate        Pension or            Estimated         Total cash
                           compensation     Retirement benefits   annual benefit    compensation from the
                           from the Fund    accrued as Fund       upon retirement   Strategist Fund Group
Board Member                                expenses
-------------------------- ---------------- --------------------- ----------------- ------------------------
Rodney P. Burwell             $1,000              $0                    $0                   $2,000
Jean B. Keffeler               1,000               0                     0                    2,000
Thomas R. McBurney             1,000               0                     0                    2,000

During the fiscal year ended July 31, 1998, the independent members of the board for Special Growth Fund received no compensation. On July 31, 1998, the Funds' board members and officers as a group owned less than 1% of the outstanding shares of a Fund.

Trustees of the Preferred Master Trust Group

The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley who does not serve the nine IDS Life funds). All units have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of the Advisor.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+    Member of executive committee.
'    Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
** Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board, and Mr. Thomas who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who are also officers and/or employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of the Advisor. Vice president-investments for the Trust.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor. Vice president
- fixed income investments for the Trust.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice President of Investment Accounting for the Advisor since 1996. Treasurer for the Trust. Prior to joining the Advisor, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996.

Compensation for Portfolio Board Members

Once the assets of a Portfolio reach $20 million, members of the Portfolio board who are not officers of a Portfolio or of the Advisor receive an annual fee of $1,500 for Growth Portfolio, $5,300 for Growth Trends Portfolio and $100 for Aggressive Growth Portfolio. They also receive attendance and other fees. These fees include for each day in attendance at meetings of the board, $50; for meetings of the Contracts and Investment Review Committees, $50; meetings of the Audit Committee, $25; for traveling from out-of-state, $15 for Growth Portfolio, $53 for Growth Trends Portfolio and $1 for Aggressive Growth Portfolio; and as Chair of the Contracts Committee, $86. Expenses for attending meetings are reimbursed.

During the fiscal year ended July 31, 1998, the independent members of the board for Growth Portfolio, Growth Trends Portfolio and Aggressive Growth Portfolio, for attending up to 26 meetings, received the following compensation:

                                            Compensation Table
                                           for Growth Portfolio

                                                                               Total cash
                       Aggregate         Pension or           Estimated        compensation from the
                       compensation      Retirement           annual benefit   Preferred Master Trust
Board Member           from the          benefits accrued     upon retirement  Group and IDS MUTUAL FUND
                       Portfolio         as Portfolio                          GROUP
                                         expenses
---------------------- ----------------- -------------------- ---------------- -----------------------------
H. Brewster Atwater,      $2,417                 $0                   $0            $98,400
Jr.
Lynne V. Cheney            2,364                  0                    0             92,400
Robert F. Froehlke           775                  0                    0             33,300
Heinz F. Hutter            2,467                  0                    0            101,400
Anne P. Jones              2,442                  0                    0             96,900
Melvin R. Laird              515                  0                    0             20,600
Alan K. Simpson            2,225                  0                    0             84,400
Edson W. Spencer           2,658                  0                    0            112,900
Wheelock Whitney           2,517                  0                    0            104,400
C. Angus Wurtele           2,567                  0                    0            107,400

                                            Compensation Table
                                        for Growth Trends Portfolio

                                                                               Total cash
                       Aggregate        Pension or            Estimated        compensation from the
                       compensation     Retirement benefits   annual benefit   Preferred Master Trust
Board Member           from the         accrued as            upon retirement  Group and IDS MUTUAL FUND
                       Portfolio        Portfolio expenses                     GROUP
---------------------- ---------------- --------------------- ---------------- -----------------------------
H. Brewster Atwater,      $6,100                $0                    $0            $98,400
Jr.
Lynne V. Cheney            6,263                 0                     0             92,400
Robert F. Froehlke         2,042                 0                     0             33,300
Heinz F. Hutter            6,150                 0                     0            101,400
Anne P. Jones              6,338                 0                     0             96,900
Melvin R. Laird            1,503                 0                     0             20,600
Alan K. Simpson            6,086                 0                     0             84,400
Edson W. Spencer           6,342                 0                     0            112,900
Wheelock Whitney           6,200                 0                     0            104,400
C. Angus Wurtele           6,250                 0                     0            107,400


                                            Compensation Table
                                      for Aggressive Growth Portfolio

                                                                               Total cash
                       Aggregate        Pension or            Estimated        compensation from the
                       compensation     Retirement benefits   annual benefit   Preferred Master Trust
Board Member           from the         accrued as            upon retirement  Group and IDS MUTUAL FUND
                       Portfolio        Portfolio expenses                     GROUP
---------------------- ---------------- --------------------- ---------------- -----------------------------
H. Brewster Atwater,        $900                $0                    $0            $98,400
Jr.
Lynne V. Cheney              756                 0                     0             92,400
Robert F. Froehlke           308                 0                     0             33,300
Heinz F. Hutter              950                 0                     0            101,400
Anne P. Jones                831                 0                     0             96,900
Melvin R. Laird              151                 0                     0             20,600
Alan K. Simpson              630                 0                     0             84,400
Edson W. Spencer           1,142                 0                     0            112,900
Wheelock Whitney           1,000                 0                     0            104,400
C. Angus Wurtele           1,050                 0                     0            107,400

PRINCIPAL HOLDERS OF SECURITIES

As of July 31, 1998, George L. Farr held 16.42% of Special Growth Fund shares. Additional information on principal holders of securities may be obtained by writing to American Express Financial Direct, P.O.
Box 59196, Minneapolis, MN 55459-0196.

INDEPENDENT AUDITORS

The Funds' and corresponding Portfolios' financial statements contained in the Annual Report to shareholders for the fiscal year ended July 31, 1998 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90
S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended July 31, 1998, pursuant to Section 30(d) of the 1940 Act, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus, dated Sept. 29, 1998, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since a Portfolio may hold cash and cash- equivalent investments in foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. A Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Portfolio also may enter into forward contracts when management of a Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio's securities or other assets denominated in that currency.

A Portfolio will designate cash or securities in an amount equal to the value of a Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of a Portfolio's commitments on such contracts.

At maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If a Portfolio retains the security and engages in an offsetting transaction, a Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date a Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, a Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver.

A Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although a Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. A Portfolio may buy put and write covered call options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, a Portfolio may buy put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in the Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A Portfolio may enter into currency futures contracts to sell currencies. It also may buy put and write covered call options on currency futures.

Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations, including the limitation on the percentage of assets that may be used, described in the prospectus. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of a Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Portfolio's investments denominated in that currency over time.

A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. A Portfolio will not enter into an option or futures position that exposes a Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

APPENDIX C

INVESTING IN FOREIGN SECURITIES

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below and those described in the prospectus, which are not typically associated with investing in United States securities. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance, settlement, registration and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to such problems could cause that Portfolio to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., a Portfolio does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Portfolio will endeavor to achieve the most favorable net results on their portfolio transactions. Further, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for a Portfolio's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social or economic instability, diplomatic developments which could affect United States investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.

APPENDIX D

OPTIONS AND STOCK INDEX FUTURES CONTRACTS

A Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. A Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. A Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the Advisor believes a liquid secondary market exists for the options and only from dealers and institutions the Advisor believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, a Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit a Portfolio and its unitholders by improving a Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a Portfolio for investment purposes. Options permit a Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk a Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to a Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. A Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with a Portfolio's goals.

`All options written by a Portfolio will be covered. For covered call options, if a decision is made to sell the security, or for put options if a decision is made to buy the security, a Portfolio will attempt to terminate the option contract through a closing purchase transaction.

`A Portfolio will deal only in standard option contracts traded on national securities exchanges or those that may be quoted on NASDAQ (a system of price quotations developed by the National Association of Securities Dealers, Inc.).

`A Portfolio will write options only as permitted under federal laws or regulations, such as those that limit the amount of total assets subject to the options.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.

If a covered call option is exercised, the security is sold by a Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. A Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the Portfolio's basis is that security. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

STOCK INDEX FUTURES CONTRACTS. Stock index futures contracts are commodity contracts listed on commodity exchanges. They currently include contracts on the Standard & Poor's 500 Stock Index (S&P 500 Index) and other broad stock market indexes such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower sub-indexes such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included.

A futures contract is a legal agreement between a buyer or seller and the clearinghouse of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) multiplied by the difference between the index value on the last trading day and the value on the day the contract was struck.

For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if a Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, a Portfolio will gain $500 x (154-150) or $2,000. If a Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, a Portfolio will lose $500 x (152-150) or $1,000.

Unlike the purchase or sale of an equity security, no price would be paid or received by a Portfolio upon entering into futures contracts. However, a Portfolio would be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract value. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by a Portfolio to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called variation margin, to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as marking to market. For example, when a Portfolio enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, a Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, a Portfolio would be required to make a variation margin payment to the broker equal to the decline in value.

How a Portfolio Would Use Stock Index Futures Contracts. A Portfolio intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a Portfolio to gain rapid exposure to or protect itself from changes in the market. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, a Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

A Portfolio may enter into contracts with respect to any stock index or sub-index. To hedge a Portfolio successfully, however, a Portfolio must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of securities.

Special Risks of Transactions in Stock Index Futures Contracts.

1. Liquidity. A Portfolio may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by a Portfolio. A Portfolio may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Portfolio, and a Portfolio realizes a gain or a loss.

Positions in stock index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts transactions can currently be entered into with respect to the S&P 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade. Although a Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities subject to the hedge. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

2. Hedging Risks. There are several risks in using stock index futures contracts as a hedging device. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. Because of price distortion in the futures market and because of imperfect correlation between movements in stock indexes and movements in prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. If this occurred, a Portfolio could lose money on the contracts and also experience a decline in the value of its securities. While this could occur, the Advisor believes that over time the value of securities will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements it believes will have a significant correlation with movements in the value of securities sought to be hedged. It also is possible that if a Portfolio has hedged against a decline in the value of the stocks held in its Portfolio and stock prices increase instead, a Portfolio will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Options on stock index futures contracts are similar to options on stock except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. If the option is closed instead of exercised, the holder of the option receives an amount that represents the amount by which the market price of the contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If the option does not appreciate in value prior to the exercise date, a Portfolio will suffer a loss of the premium paid.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEXES. As with options on stocks, the holder of an option on a futures contract or on a stock index may terminate a position by selling an option covering the same contract or index and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. A Portfolio will not purchase options unless the market for such options has developed sufficiently, so that the risks in connection with options are not greater than the risks in connection with stock index futures contracts transactions themselves. Compared to using futures contracts, purchasing options involves less risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). There may be circumstances, however, when using an option would result in a greater loss to a Portfolio than using a futures contract, such as when there is no movement in the level of the stock index.

TAX TREATMENT. As permitted under federal income tax laws, a Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in a Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, a Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit a Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX E

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to a Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to a Portfolio.

Stripped Mortgage-Backed Securities. A Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. A Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. A Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

APPENDIX F

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

------------------------------------ ----------------------------------- -----------------------------------
        Regular Investment                Market Price of a Share                 Shares Acquired
------------------------------------ ----------------------------------- -----------------------------------
                $100                              $6.00                                 16.7
                 100                               4.00                                 25.0
                 100                               4.00                                 25.0
                 100                               6.00                                 16.7
                 100                               5.00                                 20.0
               -----                           --------                               ------
                $500                             $25.00                                103.4

Average market price of a share over 5 periods: $5.00 ($25.00 divided by 5).
The average price you paid for each share:      $4.84 ($500 divided by 103.4).

Independent auditors' report


The board and shareholders
Strategist Growth Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Strategist Growth Fund, Strategist Growth Trends Fund and Strategist Special Growth Fund (series within Strategist Growth Fund, Inc.) as of July 31, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1998, and the financial highlights for the two-year period ended July 31, 1998 and for the period from May 13, 1996 (commencement of operations), to July 31, 1996 of Strategist Growth Fund and Strategist Growth Trends Fund; and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended July 31, 1998, and the period from August 19, 1996 (commencement of operations), to July 31, 1997 of Strategist Special Growth Fund. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Growth Fund, Strategist Growth Trends Fund and Strategist Special Growth Fund at July 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles


/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 4, 1998


Financial statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.
July 31, 1998
                                                                 Strategist           Strategist        Strategist
                                                                     Growth               Growth           Special
                                                                       Fund          Trends Fund       Growth Fund
Assets
Investment in corresponding
   Portfolio (Note 1)                                           $22,169,318          $20,568,865        $1,791,109
Organizational costs (Note 1)                                         1,447                1,572               --
                                                                      -----                -----             -----
Total assets                                                     22,170,765           20,570,437         1,791,109
                                                                 ----------           ----------         ---------

Liabilities
Accrued distribution fee                                                152                  141                12
Accrued transfer agency fee                                              41                   32                10
Accrued administrative services fees                                     30                   28                 3
Other accrued expenses                                               16,032               38,792            16,030
                                                                     ------               ------            ------
Total liabilities                                                    16,255               38,993            16,055
                                                                     ------               ------            ------
Net assets applicable to
   outstanding capital stock                                    $22,154,510          $20,531,444        $1,775,054
                                                                ===========          ===========        ==========

Represented by
Capital stock-- $.01 par value (Note 1)                             $ 5,737              $ 6,710           $ 2,853
Additional paid-in capital                                       12,297,915            9,732,639         1,424,167
Undistributed net investment income                                      --               47,111             6,239
Accumulated net realized gain (loss) (Note 4)                      (411,460)           1,644,460           184,665
Unrealized appreciation (depreciation)
   on investments                                                10,262,318            9,100,524           157,130
                                                                 ----------            ---------           -------
Total -- representing net assets
   applicable to outstanding capital stock                      $22,154,510          $20,531,444        $1,775,054
                                                                ===========          ===========        ==========
Shares outstanding                                                  573,672              671,030           285,325
                                                                    -------              -------           -------
Net asset value per share of
   outstanding capital stock                                    $     38.62          $     30.60        $     6.22
                                                                -----------          -----------        ----------

See accompanying notes to financial statements.



Statements of operations
Strategist Growth Fund, Inc.
Year ended July 31, 1998
                                                                 Strategist           Strategist        Strategist
                                                                     Growth               Growth           Special
                                                                       Fund          Trends Fund       Growth Fund
Investment income
Income:
Dividends                                                         $ 108,723           $  189,771        $   19,313
Interest                                                             35,241               95,443             2,635
   Less foreign taxes withheld                                         (400)              (1,427)             (109)
                                                                       ----               ------              ----
Total income                                                        143,564              283,787            21,839
                                                                    -------              -------            ------

Expenses (Note 2):
Expenses allocated from
   corresponding Portfolio                                          120,169              104,042            10,093
Distribution fee                                                     55,518               51,349             3,814
Transfer agency fee                                                  13,049                9,350             2,715
Administrative services fees and expenses                             9,271                9,247               915
Compensation of board members                                         1,311                2,848                --
Registration fees                                                    10,125                   --             7,538
Audit fees                                                            6,500                7,000             3,200
Other                                                                   522                  397                98
                                                                        ---                  ---                --
Total expenses                                                      216,465              184,233            28,373
   Less expenses reimbursed by AEFC                                      --                   --           (12,675)
                                                                    -------              -------           -------
Total net expenses                                                  216,465              184,233            15,698
                                                                    -------              -------            ------
Investment income (loss)-- net                                      (72,901)              99,554             6,141
                                                                    -------               ------             -----

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                          1,818,914            2,438,874           330,988
   Financial futures contracts                                           --                   --            13,844
   Options contracts written                                             --                2,662               483
                                                                   --------                -----               ---
Net realized gain (loss) on investments                           1,818,914            2,441,536           345,315
Net change in unrealized appreciation
   (depreciation) on investments                                   (468,341)             573,711          (176,649)
                                                                   --------              -------          --------
Net gain (loss) on investments                                    1,350,573            3,015,247           168,666
                                                                  ---------            ---------           -------
Net increase (decrease) in net assets
   resulting from operations                                     $1,277,672           $3,114,801         $ 174,807
                                                                 ----------           ----------         ---------

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth Fund, Inc.
Year ended July 31,
                                                                                       Strategist Growth Fund

                                                                                      1998                   1997
Operations
Investment income (loss)-- net                                                 $   (72,901)           $   (51,484)
Net realized gain (loss) on investments                                          1,818,914               (109,388)
Net change in unrealized appreciation
   (depreciation) on investments                                                  (468,341)            10,845,973
                                                                                  --------             ----------
Net increase (decrease) in net assets
   resulting from operations                                                     1,277,672             10,685,101
                                                                                 ---------             ----------


Capital share transactions (Note 3)
Proceeds from sales                                                              2,454,144              3,196,032
Payments for redemptions                                                        (4,957,889)           (13,500,312)
                                                                                ----------            -----------
Increase (decrease) in net assets
   from capital share transactions                                              (2,503,745)           (10,304,280)
                                                                                ----------            -----------
Total increase (decrease) in net assets                                         (1,226,073)               380,821
Net assets at beginning of year                                                 23,380,583             22,999,762
                                                                                ----------             ----------
Net assets at end of year                                                      $22,154,510            $23,380,583
                                                                               ===========            ===========

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth Fund, Inc.
Year ended July 31,

                                                                                Strategist Growth Trends Fund

                                                                                      1998                   1997
Operations and distributions
Investment income (loss)-- net                                                 $    99,554           $    145,311
Net realized gain (loss) on investments                                          2,441,536                598,086
Net change in unrealized appreciation
   (depreciation) on investments                                                   573,711              7,790,733
                                                                                   -------              ---------
Net increase (decrease) in net assets
   resulting from operations                                                     3,114,801              8,534,130
                                                                                 ---------              ---------
Distributions to shareholders from:
   Net investment income                                                          (163,018)               (72,259)
                                                                                  --------                -------

Capital share transactions (Note 3)
Proceeds from sales                                                              1,896,510              1,812,239
Reinvestment of distributions at net asset value                                   163,018                 72,259
Payments for redemptions                                                        (5,106,205)           (14,278,934)
                                                                                ----------            -----------
Increase (decrease) in net assets from
   capital share transactions                                                   (3,046,677)           (12,394,436)
                                                                                ----------            -----------
Total increase (decrease) in net assets                                            (94,894)            (3,932,565)
Net assets at beginning of year                                                 20,626,338             24,558,903
                                                                                ----------             ----------
Net assets at end of year                                                      $20,531,444           $ 20,626,338
                                                                               ===========           ============
Undistributed net investment income                                            $    47,111           $    110,178
                                                                               -----------           ------------

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth Fund, Inc.
                                                                                 Strategist Special Growth Fund


                                                                              Year ended           For the period
                                                                           July 31, 1998       from Aug. 19, 1996*
                                                                                                 to July 31, 1997
Operations and distributions
Investment income (loss)-- net                                                $    6,141              $     6,303
Net realized gain (loss) on investments                                          345,315                  106,146
Net change in unrealized appreciation
   (depreciation) on investments                                                (176,649)                 333,779
                                                                                --------                  -------
Net increase (decrease) in net assets
   resulting from operations                                                     174,807                  446,228
                                                                                 -------                  -------
Distributions to shareholders from:
   Net investment income                                                          (4,833)                  (1,417)
   Net realized gain                                                            (265,849)                  (1,000)
                                                                                --------                   ------
Total distributions                                                             (270,682)                  (2,417)
                                                                                --------                   ------

Capital share transactions (Note 3)
Proceeds from sales                                                              478,737                8,268,135
Reinvestment of distributions at net asset value                                 270,682                    2,417
Payments for redemptions                                                        (152,108)              (7,441,745)
                                                                                --------               ----------
Increase (decrease) in net assets
   from capital share transactions                                               597,311                  828,807
                                                                                 -------                  -------
Total increase (decrease) in net assets                                          501,436                1,272,618
Net assets at beginning of period (Note 1)                                     1,273,618                    1,000
                                                                               ---------                    -----
Net assets at end of period                                                   $1,775,054              $ 1,273,618
                                                                              ==========              ===========
Undistributed net investment income                                           $    6,239              $     4,886
                                                                              ----------              -----------

*Commencement of operations.
See accompanying notes to financial statements.


Notes to financial statements
Strategist Growth Fund, Inc.

1. Summary of significant accounting policies
Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth Fund, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $1,000 in Special Growth Fund that represented 200 shares. Operations commenced on Aug. 19, 1996.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust).

Growth Fund invests all of its assets in Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

Growth Trends Fund invests all of its assets in Growth Trends Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

Special Growth Fund invests all of its assets in Aggressive Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of July 31, 1998, the percentages of the corresponding Portfolio owned by Growth Fund, Growth Trends Fund and Special Growth Fund were 0.42%, 0.12% and 0.34%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes
Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, due to permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to additional paid-in capital as follows:

                            Growth            Growth          Special
                              Fund            Trends           Growth
                                                Fund             Fund

Undistributed net
   investment income       $72,901              $397              $45
Accumulated net
   realized loss                --                --               53

Additional paid-in
   capital reduction       $72,901              $397              $98


Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
At July 31, 1998, AEFC owned 1,966 shares of Growth Fund, 2,659 shares of Growth Trends Fund and 123,193 shares of Special Growth Fund.


2. Expenses and sales charges
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% (0.06% to 0.03% for Special Growth Fund) annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1998. Under this agreement, each Fund's total expenses would not exceed 1.30% (1.40% for Special Growth Fund) of each of the Fund's average daily net assets. In addition, for the year ended July 31, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 1.03% for Special Growth Fund.


3. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Year ended July 31, 1998

                                                      Growth         Special
                                       Growth         Trends          Growth
                                         Fund           Fund            Fund

Sold                                   66,005         67,843          76,487
Issued for reinvested distributions        --          6,304          49,575
Redeemed                             (135,415)      (179,885)        (25,361)
                                     --------       --------         -------

Net increase (decrease)               (69,410)      (105,738)        100,701


                                            Period ended July 31, 1997

                                                      Growth         Special
                                        Growth        Trends          Growth
                                          Fund          Fund           Fund*

Sold                                   113,943        85,325       1,430,220
Issued for reinvested distributions         --         3,331             439
Redeemed                              (464,310)     (637,972)     (1,246,235)
                                      --------      --------      ----------

Net increase (decrease)               (350,367)     (549,316)        184,424

*Inception date was Aug. 19, 1996.


4. Capital loss carryover
For federal income tax purposes, Growth Fund had a capital loss carryover at July 31, 1998, of $411,460 that will expire in 2004 through 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.

Independent auditors' report
The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Portfolio (a series of Growth Trust) as of July 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Portfolio at July 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 4, 1998


Financial statements

Statement of assets and liabilities
Growth Portfolio
July 31, 1998



Assets
Investments in securities, at value (Note 1):
   Investment in securities of unaffiliated issuers
   (identified cost $3,304,376,267)                                                               $5,278,739,311
   Investment in securities of affiliated issuers
   (identified cost $125,656,479)                                                                    116,850,000
Dividends and accrued interest receivable                                                              2,147,552
Receivable for investment securities sold                                                              4,767,446
U.S. government securities held as collateral (Note 4)                                                40,518,874
Receivable from investment advisor                                                                       382,157
                                                                                                         -------
Total assets                                                                                       5,443,405,340
                                                                                                   -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                     12,819,316
Payable for investment securities purchased                                                           42,307,136
Payable upon return of securities loaned (Note 4)                                                     82,051,674
Accrued investment management services fee                                                                80,377
Other accrued expenses                                                                                    49,200
                                                                                                          ------
Total liabilities                                                                                    137,307,703
                                                                                                     -----------
Net assets                                                                                        $5,306,097,637
                                                                                                  ==============

See accompanying notes to financial statements.

Statement of operations
Growth Portfolio
Year ended July 31, 1998


Investment income
Income:
Dividend                                                                                             $ 22,687,268
Interest                                                                                                7,416,383
   Less foreign taxes withheld                                                                            (79,875)
                                                                                                          -------
Total income                                                                                           30,023,776
                                                                                                       ----------

Expenses (Note 2):
Investment management services fee                                                                     24,268,959
Compensation of board members                                                                              20,946
Custodian fees                                                                                            367,336
Audit fees                                                                                                 24,750
Other                                                                                                      52,156
                                                                                                           ------
Total expenses                                                                                         24,734,147
   Earnings credits on cash balances (Note 2)                                                             (14,730)
                                                                                                          -------
Total net expenses                                                                                     24,719,417
                                                                                                       ----------
Investment income (loss) -- net                                                                         5,304,359
                                                                                                        ---------


Realized and unrealized  gain (loss) -- net Net realized gain (loss) on security transactions (including
   gain of $1,179,017 on sale of affiliated issuers) (Note 3)                                         330,872,649
Net change in unrealized appreciation (depreciation) on investments                                     6,947,483
                                                                                                        ---------
Net gain (loss) on investments                                                                        337,820,132
                                                                                                      -----------
Net increase (decrease) in net assets resulting from operations                                      $343,124,491
                                                                                                     ------------

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Portfolio
Year ended July 31,


                                                                                     1998                   1997

Operations
Investment income (loss)-- net                                             $    5,304,359         $    5,221,628
Net realized gain (loss) on investments                                       330,872,649             50,423,029
Net change in unrealized appreciation
   (depreciation) on investments                                                6,947,483          1,363,502,469
                                                                                ---------          -------------
Net increase (decrease) in net assets
   resulting from operations                                                  343,124,491          1,419,147,126
Net contributions (withdrawals) from partners                                 831,889,423            506,769,449
                                                                              -----------            -----------
Total increase (decrease) in net assets                                     1,175,013,914          1,925,916,575
Net assets at beginning of year                                             4,131,083,723          2,205,167,148
                                                                            -------------          -------------
Net assets at end of year                                                  $5,306,097,637         $4,131,083,723
                                                                           ==============         ==============

See accompanying notes to financial statements.

Notes to financial statements

Growth Portfolio

1. Summary of significant accounting policies
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,322,108 for the year ended July 31, 1998.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended July 31, 1998, the Portfolio's custodian fees were reduced by $14,730 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,053,558,014 and $1,248,553,465, respectively, for the year ended July 31, 1998. For the same year, the portfolio turnover rate was 28%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $341,178 for the year ended July 31, 1998.


4. Lending of portfolio securities
At July 31, 1998, securities valued at $80,382,789 were on loan to brokers. For collateral, the Portfolio received $41,532,800 in cash and U.S. government securities valued at $40,518,874. Income from securities lending amounted to $512,693 for the year ended July 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in securities

Growth Portfolio
July 31, 1998

(Percentages represent value of investments compared to net assets)

Common stocks (94.6%)
Issuer                                                                    Shares                     Value(a)

Airlines (0.4%)
Northwest Airlines Cl A                                                  692,450(b)                    $22,677,738

Automotive & related (0.3%)
Gentex                                                                 1,000,000(b)                     15,437,500

Banks and savings & loans (5.9%)
BankAmerica                                                            1,200,000                       107,700,000
BankBoston                                                             1,200,000                        58,050,000
Washington Mutual                                                      3,750,000                       149,765,625
                                                                                                       -----------
Total                                                                                                  315,515,625

Beverages & tobacco (3.1%)
Coca-Cola                                                              2,006,700                       161,915,606

Chemicals (5.0%)
Monsanto                                                               1,600,000                        90,600,000
Waste Management                                                       3,175,000(b)                    175,021,875
                                                                                                       -----------
Total                                                                                                  265,621,875

Communications equipment & services (6.0%)
Advanced Fibre Communications                                          1,300,000(b)                     25,918,750
Andrew Corp                                                            2,200,000(b)                     38,775,000
MasTec                                                                 1,800,000(b,d,e)                 42,975,000
Tellabs                                                                2,800,000(b)                    210,787,500
                                                                                                       -----------
Total                                                                                                  318,456,250

Computers & office equipment (18.6%)
ABR Information Services                                                 800,000(b)                     14,000,000
America Online                                                            50,000(b)                      5,850,000
Cisco Systems                                                          1,800,000(b)                    172,350,000
Compaq Computer                                                        2,700,000                        88,762,500
EMC                                                                    2,000,000(b)                     98,000,000
Hewlett-Packard                                                        1,800,000                        99,900,000
Intl Business Machines                                                   800,000                       106,000,000
Keane                                                                  1,500,000(b)                     80,812,500
Microsoft                                                              1,800,000(b)                    198,225,000
Network Associates                                                     1,500,000(b,d)                   71,531,250
PeopleSoft                                                               500,000(b)                     18,843,750
Solectron                                                                462,500(b)                     22,200,000
Visio                                                                    216,600(b)                      8,014,200
                                                                                                       -----------
Total                                                                                                  984,489,200

Electronics (6.8%)
Applied Materials                                                      3,000,000(b)                    100,500,000
Intel                                                                  1,500,000                       126,656,250
Maxim Integrated Products                                              2,400,000(b)                     76,800,000
Texas Instruments                                                      1,000,000                        59,312,500
                                                                                                       -----------
Total                                                                                                  363,268,750

Energy (1.9%)
Anadarko Petroleum                                                     2,866,700                        98,363,644

Energy equipment & services (1.0%)
Halliburton                                                            1,500,000                        54,468,750

Financial services (9.7%)
Merrill Lynch & Co                                                     2,000,000                       195,000,000
Providian Financial                                                    1,013,550                        79,627,022
Travelers Group                                                        3,600,000                       241,200,000
                                                                                                       -----------
Total                                                                                                  515,827,022

Foreign (6.7%)(c)
Ericsson (LM) ADR Cl B                                                 2,800,000                        77,525,000
Schlumberger                                                           2,000,000                       121,125,000
STMicroelectronics                                                       500,000(d)                     31,812,500
Tyco Intl                                                              2,000,000                       123,875,000
                                                                                                       -----------
Total                                                                                                  354,337,500

Furniture & appliances (0.6%)
Ethan Allen Interiors                                                    814,000                        33,628,375

Health care (7.1%)
Boston Scientific                                                        600,000(b,d)                   45,975,000
Gensia Sicor                                                                 161(b)                            543
Johnson & Johnson                                                        200,000                        15,450,000
Medtronic                                                                500,000                        30,968,750
Pfizer                                                                 1,600,000                       176,000,000
Warner-Lambert                                                         1,400,000                       105,787,500
                                                                                                       -----------
Total                                                                                                  374,181,793

Health care services (6.4%)
First Health Group                                                     3,000,000(b,e)                   73,875,000
HEALTHSOUTH Rehabilitation                                             4,800,000(b)                    120,600,000
Service Corp Intl                                                      2,400,000                        90,900,000
United Healthcare                                                      1,000,000                        56,500,000
                                                                                                       -----------
Total                                                                                                  341,875,000

Household products (1.0%)
ServiceMaster                                                          1,500,000                        51,000,000

Industrial equipment & services (1.3%)
Caterpillar                                                              400,000                        19,400,000
Deere & Co                                                             1,200,000                        48,225,000
                                                                                                       -----------
Total                                                                                                   67,625,000

Insurance (0.7%)
Provident Cos                                                          1,000,000                        36,875,000

Leisure time & entertainment (1.8%)
Harley-Davidson                                                        1,000,000                        39,625,000
Mattel                                                                 1,500,000                        57,656,250
                                                                                                       -----------
Total                                                                                                   97,281,250

Multi-industry conglomerates (1.4%)
AccuStaff                                                              1,000,000(b,d)                   23,625,000
Apollo Group Cl A                                                      1,350,000(b)                     48,431,250
                                                                                                       -----------
Total                                                                                                   72,056,250

Restaurants & lodging (2.0%)
Marriott Intl Cl A                                                     2,400,000                        78,000,000
Promus Hotel                                                             800,000(b)                     30,100,000
                                                                                                       -----------
Total                                                                                                  108,100,000

Retail (1.9%)
Consolidated Stores                                                      700,000(b)                     23,537,500
Home Depot                                                             1,800,000                        75,375,000
                                                                                                       -----------
Total                                                                                                   98,912,500

Textiles & apparel (1.3%)
Nike Cl B                                                              1,500,000                        66,750,000

Utilities -- telephone (3.8%)
WorldCom                                                               3,800,000(b,d)                  200,925,000

Total common stocks
(Cost: $3,051,054,244)                                                                              $5,019,589,628



Bonds (3.0%)
Issuer                                         Coupon                      Principal                     Value(a)
                                                 rate                         amount

Resolution Funding Corp
   Zero Coupon
07-15-20                                         5.93%                  $400,000,000(f)               $108,112,000
10-15-20                                         6.03                    185,000,000(f)                 49,261,800

Total bonds
(Cost: $160,350,371)                                                                                  $157,373,800


Short-term securities (4.1%)

Issuer                                        Annualized                    Amount                       Value(a)
                                             yield on date                payable at
                                              of purchase                  maturity
U.S. government agency (1.4%)
Federal Home Loan Mtge Corp Disc Nts
   08-17-98                                      5.47%                    $8,000,000                    $7,980,622
   08-20-98                                      5.49                      9,500,000                     9,472,624
   08-27-98                                      5.49                     10,000,000                     9,960,567
   08-31-98                                      5.50                     38,200,000                    38,025,678
   09-04-98                                      5.49                     10,000,000                     9,948,433
                                                                                                       -----------
Total                                                                                                   75,387,924

Commercial paper (2.6%)
ABB Treasury Center USA
   09-17-98                                      5.56                      8,500,000(g)                  8,438,854
Bell Atlantic Finance
   08-03-98                                      5.60                      6,223,000                     6,221,064
   08-06-98                                      5.52                      4,700,000                     4,696,410
Cargill
   08-11-98                                      5.59                      8,400,000                     8,386,980
Cargill Global
   08-13-98                                      5.53                        100,000(g)                     99,816
Ciesco LP
   08-18-98                                      5.55                      8,000,000                     7,979,147
Commerzbank U.S. Finance
   08-12-98                                      5.52                      6,000,000                     5,989,917
   08-26-98                                      5.55                      2,200,000                     2,191,551
Deutsche Bank Financial
   08-06-98                                      5.55                      8,800,000                     8,793,241
   08-06-98                                      5.56                      1,300,000                     1,299,001
Fleet Funding
   09-10-98                                      5.57                     10,580,000                    10,514,874
   Ford Motor Credit
   08-12-98                                      5.53                      7,200,000                     7,187,878
Glaxo Wellcome
   08-26-98                                      5.55                      2,500,000(g)                  2,490,399
GTE Funding
   08-04-98                                      5.55                     10,900,000                    10,894,977
   08-12-98                                      5.54                     10,000,000                     9,983,133
Morgan Stanley, Dean Witter, Discover & Co
   08-19-98                                      5.54                      5,100,000                     5,085,924
Natl Australia Funding (Delaware)
   08-05-98                                      5.58                      5,700,000                     5,696,466
Paccar Financial
   08-21-98                                      5.54                      5,700,000                     5,682,520
   08-27-98                                      5.57                      7,000,000                     6,971,942
UBS Finance (Delaware)
   08-04-98                                      5.65                      1,900,000                     1,899,105
   08-05-98                                      5.53                      4,100,000                     4,097,490
   09-08-98                                      5.57                      4,800,000                     4,769,811
Xerox Credit
   08-14-98                                      5.53                      8,900,000                     8,882,291
                                                                                                       -----------
Total                                                                                                  138,252,791

Letter of credit (0.1%)
Bank of America-
AES Hawaii
   08-06-98                                      5.55                      4,989,000                     4,985,168

Total short-term securities
(Cost: $218,628,131)                                                                                  $218,625,883

Total investments in securities
(Cost: $3,430,032,746)(h)                                                                           $5,395,589,311



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended July 31, 1998 are as follows:

                        Beginning       Purchase          Sales         Ending    Dividend
Issuer                       cost           cost           cost           cost      income         Value(a)

First Health
  Group*              $37,103,011    $28,286,868    $        --   $ 65,389,879         $--     $ 73,875,000
MasTec                 45,512,990     14,753,610             --     60,266,600          --       42,975,000
Risk Capital
  Holdings*            17,078,679             --     17,078,679             --          --               --

Total                 $99,694,680    $43,040,478    $17,078,679   $125,656,479         $--     $116,850,000

*Issuer was not an affiliate for the entire year ended July 31, 1998.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(h) At July 31, 1998, the cost of securities for federal income tax purposes was $3,430,032,746 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $2,056,710,164
Unrealized depreciation                                           (91,153,599)
                                                                  -----------
Net unrealized appreciation                                    $1,965,556,565


Independent auditors' report

The board of trustees and unitholders Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Trends Portfolio (a series of Growth Trust) as of July 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Trends Portfolio at July 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 4, 1998


Financial statements

Statement of assets and liabilities
Growth Trends Portfolio
July 31, 1998


Assets
Investments in securities, at value (Note 1)
   (identified cost $11,389,335,390)                                                             $17,710,800,144
Dividends and accrued interest receivable                                                             12,214,798
Receivable for investment securities sold                                                             62,491,337
U.S. government securities held as collateral (Note 4)                                                25,342,669
                                                                                                      ----------
Total assets                                                                                      17,810,848,948
                                                                                                  --------------

Liabilities
Disbursements in excess of cash on demand deposit                                                      8,933,606
Payable for investment securities purchased                                                           55,546,675
Payable upon return of securities loaned (Note 4)                                                     75,146,669
Accrued investment management services fee                                                               221,761
Other accrued expenses                                                                                       798
                                                                                                             ---
Total liabilities                                                                                    139,849,509
                                                                                                     -----------
Net assets                                                                                       $17,670,999,439
                                                                                                 ===============
See accompanying notes to financial statements.


Statement of operations
Growth Trends Portfolio
Year ended July 31, 1998

Investment income
Income:
Dividend                                                                                         $   141,985,669
Interest                                                                                              69,915,114
   Less foreign taxes withheld                                                                        (1,082,469)
                                                                                                      ----------
Total income                                                                                         210,818,314
                                                                                                     -----------

Expenses (Note 2):
Investment management services fee                                                                    77,277,629
Compensation of board members                                                                             53,272
Custodian fees                                                                                           836,496
Audit fees                                                                                                30,750
Other                                                                                                    144,730
                                                                                                         -------
Total expenses                                                                                        78,342,877
   Earnings credits on cash balances (Note 2)                                                            (16,972)
                                                                                                         -------
Total net expenses                                                                                    78,325,905
                                                                                                      ----------
Investment income (loss) -- net                                                                      132,492,409
                                                                                                     -----------


Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                  1,597,688,956
   Options contracts written (Note 5)                                                                  1,825,901
                                                                                                       ---------
Net realized gain (loss) on investments                                                            1,599,514,857
Net change in unrealized appreciation (depreciation) on investments                                  715,372,594
                                                                                                     -----------
Net gain (loss) on investments                                                                     2,314,887,451
                                                                                                   -------------
Net increase (decrease) in net assets resulting from operations                                   $2,447,379,860
                                                                                                  --------------

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Trends Portfolio
Year ended July 31,

                                                                                     1998                   1997
Operations
Investment income (loss)-- net                                            $   132,492,409        $   117,732,767
Net realized gain (loss) on investments                                     1,599,514,857            559,194,834
Net change in unrealized appreciation
   (depreciation) on investments                                              715,372,594          3,427,643,228
                                                                              -----------          -------------
Net increase (decrease) in net assets
   resulting from operations                                                2,447,379,860          4,104,570,829
Net contributions (withdrawals) from partners                               1,241,490,226          1,292,719,326
                                                                            -------------          -------------
Total increase (decrease) in net assets                                     3,688,870,086          5,397,290,155
Net assets at beginning of year                                            13,982,129,353          8,584,839,198
                                                                           --------------          -------------
Net assets at end of year                                                 $17,670,999,439        $13,982,129,353
                                                                          ===============        ===============

See accompanying notes to financial statements.


Notes to financial statements

Growth Trends Portfolio

1. Summary of significant accounting policies
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $2,778,782 for the year ended July 31, 1998.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended July 31, 1998, the Portfolio's custodian fees were reduced by $16,972 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,279,114,762 and $5,474,020,585, respectively, for the year ended July 31, 1998. For the same year, the portfolio turnover rate was 38%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $2,157,560 for the year ended July 31, 1998.

4. Lending of portfolio securities
At July 31, 1998, securities valued at $74,069,250 were on loan to brokers. For collateral, the Portfolio received $49,804,000 in cash and U.S. government securities valued at $25,342,669. Income from securities lending amounted to $555,397 for the year ended July 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. Options contracts written

The number of contracts and premium amounts associated with options contracts written is as follows:

                                  Year ended July 31, 1998
                                           Calls

                            Contracts                  Premium

Balance July 31, 1997              --              $        --
Opened                         20,000                1,970,901
Closed                        (20,000)              (1,970,901)
                              -------               ----------
Balance July 31, 1998              --              $        --


See "Summary of significant accounting policies."


Investments in securities

Growth Trends Portfolio
July 31, 1998

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)
Issuer                                                                       Shares                     Value(a)

Aerospace & defense (0.5%)
United Technologies                                                        1,000,000                  $95,812,500
Airlines (2.4%)
AMR                                                                        4,000,000(b)               285,750,000
Southwest Airlines                                                         4,000,000                  131,750,000
                                                                                                     ------------
Total                                                                                                 417,500,000

Automotive & related (0.5%)
Ford Motor                                                                 1,500,000                   85,406,250
Banks and savings & loans (6.5%)
BankAmerica                                                                2,400,000                  215,400,000
Citicorp                                                                   1,200,000                  204,000,000
Norwest                                                                   10,000,000                  359,375,000
State Street                                                               4,000,000                  277,250,000
Wachovia                                                                   1,000,000                   85,625,000
                                                                                                     ------------
Total                                                                                               1,141,650,000

Beverages & tobacco (1.4%)
Coca-Cola                                                                  3,000,000                  242,062,500

Chemicals (2.9%)
Air Products & Chemicals                                                   1,200,000                   42,000,000
Du Pont (EI) de Nemours                                                    1,000,000                   62,000,000
Monsanto                                                                   1,600,000                   90,600,000
Waste Management                                                           5,800,000                  319,725,000
                                                                                                     ------------
Total                                                                                                 514,325,000

Communications equipment & services (2.9%)
ADC Telecommunications                                                     1,800,000(b)                60,300,000
Lucent Technologies                                                        2,800,000                  258,825,000
Tellabs                                                                    2,600,000(b)               195,731,250
                                                                                                     ------------
Total                                                                                                 514,856,250

Computers & office equipment (13.1%)
America Online                                                             1,050,000(b)               122,850,000
Automatic Data Processing                                                  1,100,000                   74,456,250
BMC Software                                                               3,000,000(b)               147,937,500
Cisco Systems                                                              5,500,000(b)               526,625,000
Compaq Computer                                                            7,000,000                  230,125,000
Computer Associates Intl                                                   1,400,000                   46,462,500
EMC                                                                          416,100                   20,388,900
Hewlett-Packard                                                            3,000,000                  166,500,000
Intl Business Machines                                                     2,400,000                  318,000,000
Microsoft                                                                  3,540,000(b)               389,842,500
Network Associates                                                         2,000,000(b,e)              95,375,000
PeopleSoft                                                                 1,900,000(b)                71,606,250
Xerox                                                                      1,000,000                  105,562,500
                                                                                                     ------------
Total                                                                                               2,315,731,400

Electronics (2.2%)
Intel                                                                      3,600,000                  303,975,000
Texas Instruments                                                          1,500,000                   88,968,750
                                                                                                     ------------
Total                                                                                                 392,943,750

Energy (1.7%)
Exxon                                                                      2,300,000                  161,287,500
Mobil                                                                      2,000,000                  139,500,000
                                                                                                     ------------
Total                                                                                                 300,787,500

Energy equipment & services (0.5%)
Halliburton                                                                2,200,000                   79,887,500

Financial services (6.9%)
Associates First Capital Cl A                                              1,500,000                  116,531,250
Fannie Mae                                                                 2,000,000                  124,000,000
MBNA                                                                       5,000,000                  167,500,000
Merrill Lynch & Co                                                           300,000                  $29,250,000
Morgan Stanley, Dean Witter, Discover & Co                                 3,000,000                  261,187,500
Paychex                                                                    2,000,000                   80,875,000
Travelers Group                                                            6,500,000                  435,500,000
                                                                                                     ------------
Total                                                                                               1,214,843,750

Foreign (6.4%)(c)
ACE                                                                        7,200,000                  264,150,000
Elan ADR                                                                   1,800,000(b,e)             129,600,000
Northern Telecom                                                           2,000,000                  117,500,000
Royal Dutch Petroleum                                                      4,000,000                  204,000,000
Schlumberger                                                               2,000,000                  121,125,000
SmithKline Beecham ADR                                                       757,700                   43,378,325
Tyco Intl                                                                  4,000,000                  247,750,000
                                                                                                     ------------
Total                                                                                               1,127,503,325

Health care (9.5%)
Boston Scientific                                                            750,000(b)                57,468,750
Bristol-Myers Squibb                                                       2,600,000                  296,237,500
Johnson & Johnson                                                          2,000,000                  154,500,000
Medtronic                                                                  2,000,000                  123,875,000
Merck & Co                                                                 2,000,000                  246,625,000
Pfizer                                                                     4,700,000                  517,000,000
Schering-Plough                                                            2,000,000                  193,500,000
Warner-Lambert                                                             1,200,000                   90,675,000
                                                                                                     ------------
Total                                                                                               1,679,881,250

Health care services (3.8%)
Cardinal Health                                                            2,000,000                  192,125,000
HBO & Co                                                                   6,000,000                  176,812,500
HEALTHSOUTH Rehabilitation                                                 2,800,000(b)                70,350,000
Service Corp Intl                                                          2,200,000                   83,325,000
United Healthcare                                                          2,500,000                  141,250,000
                                                                                                     ------------
Total                                                                                                 663,862,500

Household products (1.9%)
Gillette                                                                   3,600,000                  188,550,000
Procter & Gamble                                                           1,800,000                  142,875,000
                                                                                                     ------------
Total                                                                                                 331,425,000

Industrial equipment & services (1.4%)
Deere & Co                                                                 4,200,000                  168,787,500
Illinois Tool Works                                                        1,500,000                   84,093,750
                                                                                                     ------------
Total                                                                                                 252,881,250

Insurance (2.0%)
Allstate                                                                   1,549,700                   65,765,394
American Intl Group                                                        1,500,000                  226,218,750
UNUM                                                                       1,000,000                   52,687,500
                                                                                                     ------------
Total                                                                                                 344,671,644

Leisure time & entertainment (0.6%)
Disney (Walt)                                                                710,000                   24,450,625
Mattel                                                                     1,200,000                   46,125,000
Mirage Resorts                                                             1,600,000(b)                34,400,000
                                                                                                     ------------
Total                                                                                                 104,975,625

Media (5.0%)
CBS                                                                        6,000,000                  203,625,000
Clear Channel Communications                                               2,000,000(b)               112,375,000
Gannett                                                                    4,000,000                  255,750,000
New York Times Cl A                                                        2,900,000                   89,175,000
Time Warner                                                                2,450,000                  220,653,125
                                                                                                     ------------
Total                                                                                                 881,578,125

Multi-industry conglomerates (5.4%)
AccuStaff                                                                  2,700,000(b)                63,787,500
Emerson Electric                                                           3,700,000                  219,918,750
General Electric                                                           7,500,000                  669,843,750
                                                                                                     ------------
Total                                                                                                 953,550,000

Restaurants & lodging (1.5%)
Marriott Intl Cl A                                                         6,000,000                  195,000,000
Promus Hotel                                                               1,800,000(b)                67,725,000
                                                                                                     ------------
Total                                                                                                 262,725,000

Retail (9.3%)
CVS                                                                        4,500,000                  184,500,000
Dayton Hudson                                                              5,200,000                  248,625,000
Home Depot                                                                 4,000,000                  167,500,000
Kroger                                                                     2,000,000(b)                94,625,000
Safeway                                                                    8,000,000(b)               354,500,000
Tandy                                                                      1,800,000                  102,262,500
Wal-Mart Stores                                                            7,700,000                  486,062,500
                                                                                                     ------------
Total                                                                                               1,638,075,000

Textiles & apparel (0.2%)
Nike Cl B                                                                    900,000                   40,050,000

Utilities -- electric (0.7%)
CMS Energy                                                                 3,000,000                  126,562,500

Utilities -- gas (1.0%)
El Paso Natural Gas                                                        5,000,000                  170,000,000

Utilities -- telephone (4.5%)
AirTouch Communications                                                    2,000,000(b)               117,625,000
Ameritech                                                                    222,100                   10,924,544
BellSouth                                                                  5,000,000                  341,562,499
Cincinnati Bell                                                            2,400,000                   77,100,000
US West Communications Group                                               2,618,100                  139,741,088
WorldCom                                                                   2,200,000(b)               116,325,000
                                                                                                     ------------
Total                                                                                                 803,278,131

Total common stocks
(Cost: $10,375,027,799)                                                                           $16,696,825,750


Short-term securities (5.7%)
Issuer                                        Annualized                    Amount                       Value(a)
                                             yield on date                payable at
                                              of purchase                  maturity
U.S. government agency (0.3%)
Federal Home Loan Mtge Corp Disc Nts
   08-20-98                                      5.49%                   $20,000,000                   $19,942,366
   08-27-98                                      5.49                     15,000,000                    14,940,850
   08-28-98                                      5.50                     11,000,000                    10,954,873
                                                                                                      ------------
Total                                                                                                   45,838,089

Certificate of deposit (0.1%)
U.S. Bank Minneapolis
   09-29-98                                      5.61                     10,900,000                    10,798,477

Commercial paper (5.0%)
Abbott Laboratories
   08-04-98                                      5.52                      8,000,000                     7,996,333
AIG Funding
   10-08-98                                      5.57                      7,500,000                     7,419,069
Alcoa Aluminum Co of America
   10-14-98                                      5.57                      8,700,000                     8,597,956
   11-12-98                                      5.60                      7,900,000                     7,772,652
Associates Corp North America
   08-10-98                                      5.56                     10,000,000                     9,983,789
   10-27-98                                      5.58                     14,900,000                    14,679,190
Barclays U.S. Funding
   08-03-98                                      5.57                     15,000,000                    14,995,375
BBV Finance (Delaware)
   08-05-98                                      5.52                      8,000,000                     7,995,111
   08-11-98                                      5.53                     15,300,000                    15,276,583
Bear Stearns
   08-20-98                                      5.56                     12,400,000                    12,363,809
   10-02-98                                      5.58                     13,300,000                    13,168,962
Becton Dickinson
   08-19-98                                      5.55                      2,707,000                     2,699,529
Bell Atlantic Finance
   08-04-98                                      5.57                      9,000,000                     8,995,845
   08-12-98                                      5.59                     20,825,000                    20,789,494
BellSouth Capital Funding
   08-05-98                                      5.53                      3,600,000(d)                  3,597,796
   08-17-98                                      5.55                      9,240,000(d)                  9,217,331
CAFCO
   08-05-98                                      5.56                     12,300,000(d)                 12,290,560
   08-12-98                                      5.57                     11,700,000                    11,676,268
   09-10-98                                      5.56                      8,400,000(d)                  8,348,480
Cargill
   08-11-98                                      5.59                      9,900,000                     9,884,655
Cargill Global
   08-13-98                                      5.53                     13,500,000(d)                 13,475,205
Ciesco LP
   08-18-98                                      5.55                      4,700,000                     4,687,749
   08-21-98                                      5.55                      4,450,000                     4,436,329
   10-09-98                                      5.58                     16,800,000(d)                 16,616,086
   10-22-98                                      5.58                     14,700,000(d)                 14,508,584
CIT Group Holdings
   08-28-98                                      5.58                     14,200,000                    14,134,038
   09-11-98                                      5.56                     19,300,000                    19,178,667
   09-11-98                                      5.57                     13,000,000                    12,918,125
Commerzbank U.S. Finance
   08-12-98                                      5.52                     10,000,000                     9,983,194
   08-26-98                                      5.55                     11,000,000                    10,957,757
   09-18-98                                      5.55                     15,900,000                    15,779,052
   10-16-98                                      5.57                      7,700,000                     7,607,277
CXC
   08-03-98                                      5.56                      8,500,000                     8,497,383
   08-14-98                                      5.56                      5,400,000(d)                  5,389,217
Daimler-Benz
   08-12-98                                      5.60                      9,980,000                     9,963,015
   08-21-98                                      5.58                     12,500,000                    12,461,597
   10-08-98                                      5.57                     16,900,000                    16,717,634
Delaware Funding
   08-04-98                                      5.60                      7,000,000(d)                  6,996,733
   08-25-98                                      5.60                      5,098,000(d)                  5,077,137
   08-26-98                                      5.56                      4,358,000(d)                  4,341,264
   09-10-98                                      5.58                     10,700,000(d)                 10,634,017
   09-18-98                                      5.57                      4,716,000(d)                  4,681,290
   10-20-98                                      5.57                      2,700,000(d)                  2,665,798
Deutsche Bank Financial
   08-06-98                                      5.55                     18,000,000                    17,986,175
   08-06-98                                      5.56                      3,100,000                     3,097,617
   08-24-98                                      5.55                      5,600,000                     5,580,233
Dresdner US Finance
   08-21-98                                      5.54                     12,300,000                    12,262,280
   09-08-98                                      5.55                      5,000,000                     4,969,284
Fleet Funding
   08-31-98                                      5.57                      1,824,000(d)                  1,815,594
Ford Motor Credit
   08-07-98                                      5.53                     10,000,000                     9,990,817
Gateway Fuel
   09-09-98                                      5.58                     16,963,000                    16,861,010
Gillette
   08-03-98                                      5.65                      1,700,000(d)                  1,699,466
Glaxo Wellcome
   08-26-98                                      5.55                     17,700,000(d)                 17,632,027
   08-26-98                                      5.59                     16,700,000(d)                 16,635,403
Goldman Sachs Group
   08-10-98                                      5.56                     15,000,000                    14,975,362
   08-18-98                                      5.58                     15,900,000                    15,852,964
   08-19-98                                      5.58                     18,000,000                    17,943,889
   08-27-98                                      5.56                      7,000,000                     6,972,043
GTE Funding
   08-12-98                                      5.54                     10,000,000                     9,983,133
   08-17-98                                      5.55                      8,100,000                     8,080,092
Household Finance
   08-14-98                                      5.58                     10,000,000                     9,976,855
Intl Lease Finance
   10-14-98                                      5.57                      3,200,000                     3,158,445
   10-22-98                                      5.57                     23,400,000                    23,096,261
Morgan Stanley, Dean Witter, Discover & Co
   08-14-98                                      5.58                     15,000,000                    14,962,907
   10-23-98                                      5.59                     11,000,000                    10,855,497
Natl Rural Utilities Finance
   08-17-98                                      5.55                     10,000,000                     9,966,753
   10-26-98                                      5.59                     12,000,000                    11,839,920
   10-27-98                                      5.58                     19,000,000                    18,738,275
   10-29-98                                      5.58                      8,400,000                     8,279,367
NBD Bank Canada
   08-21-98                                      5.55                     12,500,000                    12,461,597
Novartis Finance
   08-12-98                                      5.57                     14,800,000                    14,770,236
Paccar Financial
   08-21-98                                      5.54                     17,800,000                    17,745,413
Reed Elsevier
   08-25-98                                      5.59                     12,000,000(d)                 11,949,245
Salomon Smith Barney
   10-14-98                                      5.58                     13,900,000                    13,736,965
SmithKline Beecham
   10-16-98                                      5.58                     18,700,000                    18,474,816
Toyota Motor Credit
   08-10-98                                      5.54                      7,900,000                     7,889,098
   08-25-98                                      5.59                     10,000,000                     9,957,704
09-23-98                                         5.57                     15,000,000                    14,869,759
UBS Finance (Delaware)
   08-04-98                                      5.67                      5,000,000                     4,997,638
   08-05-98                                      5.53                      5,000,000                     4,996,939
   08-07-98                                      5.52                     14,400,000                    14,386,799
Westpac Capital
   08-10-98                                      5.56                     13,800,000                    13,754,319
Xerox Credit
   09-02-98                                      5.57                     10,700,000                    10,643,946
                                                                                                      ------------
Total                                                                                                  903,302,078

Letters of credit (0.3%)
Bank of America-
AES Hawaii
   08-07-98                                      5.56                      8,600,000                     8,592,074
   08-07-98                                      5.57                     13,982,000                    13,969,089
Bank of New York-
River Fuel Trust
   08-27-98                                      5.60                     12,573,000(d)                 12,522,331
First Chicago-
Commed Fuel
   10-23-98                                      5.60                     19,200,000                    18,952,256
                                                                                                      ------------
Total                                                                                                   54,035,750

Total short-term securities
(Cost: $1,014,307,591)                                                                              $1,013,974,394

Total investments in securities
(Cost: $11,389,335,390)(f)                                                                         $17,710,800,144


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At July 31, 1998, the cost of securities for federal income tax purposes was $11,389,455,205 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $6,501,749,686
Unrealized depreciation                                        (180,404,747)
                                                               ------------
Net unrealized appreciation                                  $6,321,344,939

Independent auditors' report

The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Aggressive Growth Portfolio (a series of Growth Trust) as of July 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the year ended July 31, 1998, and for the period from August 19, 1996 (commencement of operations), to July 31, 1997. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aggressive Growth Portfolio at July 31, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 4, 1998


Financial statements

Statement of assets and liabilities
Aggressive Growth Portfolio
July 31, 1998

Assets
Investments in securities, at value (Note 1)
   (identified cost $478,690,668)                                                                   $521,702,775
Cash in bank on demand deposit                                                                         1,669,294
Dividends receivable                                                                                     515,979
Receivable for investment securities sold                                                                322,594
                                                                                                         -------
Total assets                                                                                         524,210,642
                                                                                                     -----------

Liabilities
Payable for investment securities purchased                                                            1,072,078
Accrued investment management services fee                                                                 9,141
Other accrued expenses                                                                                    15,566
                                                                                                          ------
Total liabilities                                                                                      1,096,785
                                                                                                       ---------
Net assets                                                                                          $523,113,857
                                                                                                    ============

See accompanying notes to financial statements.


Statement of operations
Aggressive Growth Portfolio
Year ended July 31, 1998

Investment income
Income:
Dividends                                                                                            $ 5,224,496
Interest                                                                                                 729,663
   Less foreign taxes withheld                                                                           (30,727)
                                                                                                         -------
Total income                                                                                           5,923,432
                                                                                                       ---------

Expenses (Note 2):
Investment management services fee                                                                     2,680,224
Compensation of board members                                                                              7,718
Custodian fees                                                                                            45,124
Audit fees                                                                                                12,750
Other                                                                                                      2,428
                                                                                                           -----
Total expenses                                                                                         2,748,244
   Earnings credits on cash balances (Note 2)                                                            (19,293)
                                                                                                         -------
Total net expenses                                                                                     2,728,951
                                                                                                       ---------
Investment income (loss) -- net                                                                        3,194,481
                                                                                                       ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                     35,752,318
   Financial futures contracts                                                                         2,996,407
   Options contracts written (Note 5)                                                                    127,346
                                                                                                         -------
Net realized gain (loss) on investments                                                               38,876,071
Net change in unrealized appreciation
   (depreciation) on investments                                                                       8,046,666
                                                                                                       ---------
Net gain (loss) on investments                                                                        46,922,737
                                                                                                      ----------
Net increase (decrease) in net assets resulting from operations                                      $50,117,218
                                                                                                     -----------

See accompanying notes to financial statements.


Statements of changes in net assets
Aggressive Growth Portfolio

                                                                             Year ended            For the period
                                                                          July 31, 1998        from Aug. 19, 1996*
                                                                                                 to July 31, 1997
Operations
Investment income (loss)-- net                                           $   3,194,481             $    1,393,497
Net realized gain (loss) on investments                                     38,876,071                 19,764,774
Net change in unrealized appreciation
   (depreciation) on investments                                             8,046,666                 34,895,804
                                                                             ---------                 ----------
Net increase (decrease) in net assets
   resulting from operations                                                50,117,218                 56,054,075
Net contributions (withdrawals) from partners                              170,560,308                246,378,256
                                                                           -----------                -----------
Total increase (decrease) in net assets                                    220,677,526                302,432,331
Net assets at beginning of period (Note 1)                                 302,436,331                      4,000
                                                                           -----------                      -----
Net assets at end of period                                               $523,113,857               $302,436,331
                                                                          ============               ============

*Commencement of operations.
See accompanying notes to financial statements.


Notes to financial statements

Aggressive Growth Portfolio

1. Summary of significant accounting policies
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Aug. 16, 1996, American Express Financial Corporation (AEFC) contributed $4,000 to the Portfolio. Operations commenced on Aug. 19, 1996.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally trade in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended July 31, 1998, the Portfolio's custodian fees were reduced by $19,293 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $785,278,864 and $599,101,040, respectively, for the year ended July 31, 1998. For the same period, the portfolio turnover rate was 148%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $81,111 for the year ended July 31, 1998.


4. Stock index futures contracts
Investments in securities at July 31, 1998, included securities valued at $1,975,000 that were pledged as collateral to cover initial margin deposits on six open purchase contracts. The market value of the open purchase contracts at July 31, 1998, was $1,684,500 with a net unrealized loss of $69,637.


5. Options contracts written
The number of contracts and premium amounts associated with options contracts written is as follows:

                                        Year ended July 31, 1998

                                  Puts                          Calls

                        Contracts        Premium      Contracts        Premium

Balance July 31, 1997        --         $     --          --          $     --

Opened                      550           96,847       1,450           258,016

Exercised                    --               --      (1,200)         (227,517)

Expired                    (550)         (96,847)       (250)          (30,499)

Balance July 31, 1998        --         $     --          --          $     --

See "Summary of significant accounting policies."


Investments in securities

Aggressive Growth Portfolio
July 31, 1998

(Percentages represent value of investments compared to net assets)

Common stocks (99.2%)

Issuer                                                                         Shares                     Value(a)

Aerospace & defense (2.1%)
AlliedSignal                                                                    80,000                  $3,479,999
Boeing                                                                          48,600                   1,886,288
Goodrich (BF)                                                                   36,000                   1,460,250
Lockheed Martin                                                                 20,900                   2,083,469
Raytheon Cl B                                                                   39,800                   2,201,438
                                                                                                      ------------
Total                                                                                                   11,111,444

Airlines (0.4%)
AMR                                                                             30,600(b)                2,185,988

Automotive & related (3.3%)
Dana                                                                            29,900                   1,487,525
Ford Motor                                                                     184,200                  10,487,887
General Motors                                                                  48,800                   3,528,850
TRW                                                                             29,700                   1,609,369
                                                                                                      ------------
Total                                                                                                   17,113,631

Banks and savings & loans (10.2%)
Banc One                                                                       120,500                   6,228,344
BankAmerica                                                                    101,100                   9,073,724
First Chicago NBD                                                              105,100                   8,808,694
NationsBank                                                                     92,000                   7,337,000
Norwest                                                                        200,000                   7,187,500
Wachovia                                                                        85,600                   7,329,500
Washington Mutual                                                              186,700                   7,456,331
                                                                                                      ------------
Total                                                                                                   53,421,093

Beverages & tobacco (3.2%)
Coca-Cola                                                                      207,800                  16,766,863

Chemicals (2.8%)
Air Products & Chemicals                                                       103,800                   3,633,000
Du Pont (EI) de Nemours                                                         62,100                   3,850,200
Monsanto                                                                        75,000                   4,246,875
Waste Management                                                                51,148(b)                2,819,534
                                                                                                      ------------
Total                                                                                                   14,549,609

Communications equipment & services (1.7%)
Motorola                                                                        69,200                   3,615,700
Tellabs                                                                         69,150(b)                5,205,698
                                                                                                      ------------
Total                                                                                                    8,821,398

Computers & office equipment (12.7%)
3Com                                                                           131,300(b)                3,249,675
Automatic Data Processing                                                      127,000                   8,596,313
Bay Networks                                                                   180,800(b)                6,226,300
Compaq Computer                                                                265,000                   8,711,875
Computer Associates Intl                                                        66,150                   2,195,353
Computer Sciences                                                              145,600                   9,318,399
EMC                                                                            124,200(b)                6,085,800
Hewlett-Packard                                                                 96,050                   5,330,775
Intl Business Machines                                                          98,700                  13,077,749
Parametric Technology                                                          249,900(b)                3,404,888
                                                                                                      ------------
Total                                                                                                   66,197,127

Electronics (1.7%)
Intel                                                                          104,600                   8,832,163

Energy equipment & services (0.7%)
Dresser Inds                                                                    41,500                   1,465,469
Halliburton                                                                     65,000                   2,360,312
                                                                                                      ------------
Total                                                                                                    3,825,781

Financial services (4.0%)
Associates First Capital Cl A                                                   48,613                   3,776,622
Household Intl                                                                 178,100                   8,860,475
Travelers Group                                                                122,300                   8,194,100
                                                                                                      ------------
Total                                                                                                   20,831,197

Food (2.2%)
Bestfoods                                                                       82,400                   4,583,500
General Mills                                                                   55,000                   3,406,563
Sara Lee                                                                        75,000                   3,759,375
                                                                                                      ------------
Total                                                                                                   11,749,438

Foreign (5.6%)(c)
Northern Telecom                                                                99,500                   5,845,625
Royal Dutch Petroleum                                                          330,500                  16,855,499
Schlumberger                                                                    35,000                   2,119,688
Tyco Intl                                                                       70,050                   4,338,722
                                                                                                      ------------
Total                                                                                                   29,159,534

Health care (13.8%)
ALZA                                                                           246,600(b)                9,586,575
Amgen                                                                          168,100(b)               12,344,843
Baxter Intl                                                                     76,600                   4,576,850
Boston Scientific                                                                9,000(b)                  689,625
Bristol-Myers Squibb                                                           120,700                  13,752,256
Guidant                                                                         41,500                   3,083,969
Schering-Plough                                                                124,100                  12,006,675
Warner-Lambert                                                                 216,600                  16,366,837
                                                                                                      ------------
Total                                                                                                   72,407,630

Health care services (1.1%)
Service Corp Intl                                                               59,100                   2,238,412
Tenet Healthcare                                                                53,000(b)                1,586,688
United Healthcare                                                               33,000                   1,864,500
                                                                                                      ------------
Total                                                                                                    5,689,600

Household products (4.1%)
Colgate-Palmolive                                                              121,300                  11,212,669
Gillette                                                                       191,600                  10,035,050
                                                                                                      ------------
Total                                                                                                   21,247,719

Insurance (5.9%)
American General                                                               163,950                  11,199,834
Lincoln Natl                                                                     6,500                     622,375
SunAmerica                                                                     131,400                   8,072,888
UNUM                                                                           208,400                  10,980,075
                                                                                                      ------------
Total                                                                                                   30,875,172

Leisure time & entertainment (0.5%)
Mattel                                                                          61,300                   2,356,219

Media (1.9%)
CBS                                                                            159,800                   5,423,213
Clear Channel Communications                                                    76,000(b)                4,270,250
                                                                                                      ------------
Total                                                                                                    9,693,463

Metals (0.6%)
Aluminum Co of America                                                          24,300                   1,684,294
Reynolds Metals                                                                 26,400                   1,386,000
                                                                                                      ------------
Total                                                                                                    3,070,294

Multi-industry conglomerates (4.3%)
Emerson Electric                                                                83,500                   4,963,031
General Electric                                                               197,400                  17,630,288
                                                                                                      ------------
Total                                                                                                   22,593,319

Paper & packaging (0.3%)
Owens-Illinois                                                                  40,400(b)                1,782,650

Retail (6.3%)
Albertson's                                                                     29,000                   1,393,813
Consolidated Stores                                                            128,400(b)                4,317,450
CVS                                                                             46,400                   1,902,400
Dayton Hudson                                                                  103,200                   4,934,250
Dollar General                                                                  20,000                     820,000
Home Depot                                                                     147,200                   6,164,000
Kroger                                                                          91,200(b)                4,314,900
Rite Aid                                                                        70,000(e)                2,765,000
Wal-Mart Stores                                                                100,000                   6,312,500
                                                                                                      ------------
Total                                                                                                   32,924,313

Textiles & apparel (0.3%)
Nike Cl B                                                                       40,000                   1,780,000

Transportation (0.4%)
Burlington Northern Santa Fe                                                    22,500                   2,316,094

Utilities -- gas (1.0%)
Enron                                                                          102,300                   5,415,506

Utilities -- telephone (8.1%)
AirTouch Communications                                                         91,340(b)                5,371,934
Ameritech                                                                      122,700                   6,035,306
MCI Communications                                                             121,300                   7,854,175
US West Communications Group                                                   280,600                  14,977,025
WorldCom                                                                       150,400(b)                7,952,400
                                                                                                      ------------
Total                                                                                                   42,190,840

Total common stocks
(Cost: $475,895,978)                                                                                  $518,908,085



Short-term securities (0.5%)
Issuer                                        Annualized                     Amount                       Value(a)
                                             yield on date                 payable at
                                              of purchase                   maturity
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
   08-31-98                                      5.50%                      $500,000                      $497,717

Commercial paper (0.4%)
Abbott Laboratories
   08-04-98                                      5.52                        200,000                       199,908
Cargill Global
   08-13-98                                      5.53                        300,000(d)                    299,449
Commerzbank U.S. Finance
   08-12-98                                      5.52                      1,200,000                     1,197,983
UBS Finance (Delaware)
   08-05-98                                      5.53                        600,000                       599,633
                                                                                                      ------------
Total                                                                                                    2,296,973

Total short-term securities
(Cost: $2,794,690)                                                                                      $2,794,690

Total investments in securities
(Cost: $478,690,668)(f)                                                                               $521,702,775

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                     Contracts
Standard & Poor's 500 Stock Index, Sept. 1998                            6

(f) At July 31, 1998, the cost of securities for federal income tax purposes was $479,157,825 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $62,027,395
Unrealized depreciation                                           (19,482,445)
                                                                  -----------
Net unrealized appreciation                                       $42,544,950

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      FINANCIAL STATEMENTS:

Financial Statements filed as part of this post-effective amendment:

         Strategist Growth Fund, Inc.:

         Independent auditors' report dated September 4, 1998.
         Statements of assets and liabilities, July 31, 1998.
         Statements of operations, year ended July 31, 1998.
         Statements of changes in net assets, for the years ended July 31, 1998 and July 31, 1997 for Strategist Growth Fund and Strategist Growth Trends Fund, and for the year ended July 31, 1998 and the period from Aug. 19, 1996 to July 31, 1997 for Strategist Special Growth Fund.
         Notes to financial statements.

         Growth Portfolio:

         Independent auditors' report dated September 4, 1998.
         Statement of assets and liabilities, July 31, 1998.
         Statement of operations, year ended July 31, 1998.
         Statements of changes in net assets, for the years ended July 31, 1998 and July 31, 1997.
         Notes to financial statements.
         Investments in securities, July 31, 1998.
         Notes to investments in securities.

         Growth Trends Portfolio:

         Independent auditors' report dated September 4, 1998.
         Statement of assets and liabilities, July 31, 1998.
         Statement of operations, year ended July 31, 1998.
         Statements of changes in net assets, for the years ended July 31, 1998 and July 31, 1997.
         Notes to financial statements.
         Investments in securities, July 31, 1998.
         Notes to investments in securities.

         Aggressive Growth Portfolio:

         Independent auditors' report dated September 4, 1998.
         Statement of assets and liabilities, July 31, 1998.
         Statement of operations, year ended July 31, 1998.
         Statements of changes in net assets, for the year ended July 31, 1998 and the period from Aug. 19, 1996 to July 31, 1997.
         Notes to financial statements.
         Investments in securities, July 31, 1998.
         Notes to investments in securities.

(b)      EXHIBITS:

1.(a)    Articles of Incorporation, dated Aug. 31, 1995, filed electronically as
         Exhibit 1 to Registrant's initial Registration Statement, are incorporated herein by reference.

1.(b) Articles of Amendment of Express Direct Growth Fund, Inc., dated April 4, 1996, filed electronically as Exhibit 1(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-63905, are incorporated herein by reference.

2.       Form of By-laws, dated April 24, 1996, filed electronically as
         Exhibit 2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-63905, are incorporated herein by reference.

3.       Not Applicable.

4.       Not Applicable.

5.       Not Applicable.

6.(a) Copy of Distribution Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund and Strategist Growth Trends Fund, and American Express Service Corporation, dated May 13, 1996, filed electronically as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

6.(b) Copy of Distribution Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Special Growth Fund, and American Express Service Corporation, dated Aug. 19, 1996, filed electronically as Exhibit 6(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

7.       Not Applicable.

8.(a) Copy of Custodian Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund and Strategist Growth Trends Fund, and American Express Trust Company, dated May 13, 1996, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

8.(b) Copy of Addendum to Custodian Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund and Strategist Growth Trends Fund, and American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

8.(c) Copy of Custodian Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Special Growth Fund, and American Express Trust Company, dated Aug. 19, 1996, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

8.(d) Copy of Addendum to Custodian Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Aggressive Growth Fund, and American Express Trust Company and American Express Financial Corporation, dated Aug. 19, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

9.(a) Copy of Transfer Agency Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund, Strategist Growth Trends Fund, and Strategist Special Growth Fund, and American Express Client Service Corporation, dated Jan. 1, 1998, is filed electronically herewith.

9.(b) Copy of Administrative Services Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund and Strategist Growth Trends Fund, and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

9.(c) Copy of Administrative Services Agreement between Strategist Growth Fund, Inc., on behalf of Strategist Special Growth Fund, and American Express Financial Corporation, dated Aug. 19, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

9.(d) Copy of Agreement and Declaration of Unitholders between IDS Growth Fund, Inc., on behalf of IDS Growth Fund, and Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

9.(e) Copy of Agreement and Declaration of Unitholders between IDS New Dimensions Fund, Inc. and Strategist Growth Fund, Inc., on behalf of Strategist Growth Trends Fund, dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

9.(f) Copy of Agreement and Declaration of Unitholders between IDS Growth Fund, Inc., on behalf of IDS Research Opportunities Fund, and Strategist Growth Fund, Inc., on behalf of Strategist Special Growth Fund, dated Aug. 19, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

11.      Independent Auditors' Consent is filed electronically herewith.

12.      Not Applicable.

13. Copy of Share Purchase Agreement between Strategist Growth Fund, Inc. and American Express Financial Corporation, dated April 16, 1996, filed electronically as Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-63905, is incorporated herein by reference.

14.      Not Applicable.

15.(a) Copy of Plan and Agreement of Distribution between Strategist Growth Fund, Inc., on behalf of Strategist Growth Fund and Strategist Growth Trends Fund, and American Express Service Corporation, dated May 13, 1996, filed electronically as Exhibit 15(a) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

15.(b) Copy of Plan and Agreement of Distribution between Strategist Growth Fund, Inc., on behalf of Strategist Special Growth Fund, and American Express Service Corporation, dated Aug. 19, 1996, filed electronically as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63905, is incorporated herein by reference.

16. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed electronically as Exhibit 16 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-63905, is incorporated herein by reference.

17.      Financial Data Schedules are filed electronically herewith.

18.      Not Applicable.

19.(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 20, 1997, is filed electronically herewith.

19.(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 21, 1997, is filed electronically herewith.

19.(c) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 7, 1998, is filed electronically herewith.

19.(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated April 11, 1996, filed electronically as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-63905, is incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 26.          Number of Holders of Securities

                 (1)                                        (2)

                                                     Number of Record
                                                       Holders as of
           Title of Class                             Sept. 16, 1998

            Common Stock

Strategist Growth Fund                                      747
    Strategist Growth Trends Fund                           588
Strategist Special Growth Fund                              193

Item 27. Indemnification

The Articles of Incorporation of the Registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 28.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

 Ward D. Armstrong,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Enterprise Life      IDS Tower 10                 Vice President and
Vice President and            Insurance Company             Minneapolis, MN 55440        Controller
Corporate Controller

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Enterprise           IDS Tower 10                 Senior Vice President
Executive Vice President      Investment Services Inc.      Minneapolis, MN 55440

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              American Partners Life                                     Executive Vice President
                              Insurance Company

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paula R. Meyer,               American Enterprise Life      IDS Tower 10                 Vice President
Vice President                Insurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and President
                              Insurance Company

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Executive Vice President
                              Insurance Company

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Express Trust                                     Director
                              Company

                              American Partners Life                                     Director and Vice President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Executive Vice President
                                                                                         and Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------


Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with         Offices with Registrant
                                          Underwriter
----------------------------------------- --------------------------------- ---------------------------------

Ward D. Armstrong                         Vice President - Workplace        None
IDS Tower 10                              Financial Services
Minneapolis, MN  55440

Ann M. Buffie                             Vice President and Chief          None
IDS Tower 10                              Compliance Officer
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

John Cattau                               Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Colleen Curran                            Vice President and Chief Legal    None
IDS Tower 10                              Counsel
Minneapolis, MN  55440

David R. Hubers                           Director and President            None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                           Vice President-Sales and Service  None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business         None
IDS Tower 10                              Development
Minneapolis, MN  55440

Verna J. Kaufman                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Brian C. Kleinberg                        Director                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                          Vice President                    None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                         Secretary                         None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                         Director and Senior Vice          Board member and President
IDS Tower 10                              President
Minneapolis, MN  55440

Julia K. Morton                           Vice President and Chief          None
IDS Tower 10                              Financial Officer
Minneapolis, MN  55440

Richard L. Solseth                        Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440


Item 29(c).           Not applicable.

Item 30.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440

Item 31.              Management Services

                      Not Applicable.

Item 32.              Undertakings

                      (a)  Not Applicable.
                      (b)  Not Applicable.
                      (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist Growth Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of September, 1998.

                          STRATEGIST GROWTH FUND, INC.

                                    By /s/  James A. Mitchell*
                                            James A. Mitchell
                                            President

                                    By /s/  Matthew N. Karstetter
                                            Matthew N. Karstetter
                                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of September, 1998.

Signature                                            Title

By /s/   Rodney P. Burwell**                         Director
         Rodney P. Burwell

By /s/   Jean B. Keffeler**                          Director
         Jean B. Keffeler

By /s/   Brian Kleinberg**                           Director
         Brian Kleinberg

By /s/   Thomas R. McBurney**                        Director
         Thomas R. McBurney

By /s/   James A. Mitchell**                         Director
         James A. Mitchell

*Signed pursuant to Officers' Power of Attorney, dated Nov. 21, 1997, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 6, by:

/s/ Eileen J. Newhouse
Eileen J. Newhouse

**Signed pursuant to Directors' Power of Attorney, dated Nov. 20, 1997, filed electronically as Exhibit 19(a) to Registrant's Post-Effective Amendment No. 6, by:

/s/ Eileen J. Newhouse
Eileen J. Newhouse

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GROWTH TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of September, 1998.

                                  GROWTH TRUST


                                            By  /s/  William R. Pearce**
                                                     William R. Pearce
                                                     Chief Executive Officer


                                            By  /s/  Matthew N. Karstetter
                                                     Matthew N. Karstetter
                                                     Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of September, 1998.

Signatures                                           Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

Signatures                                           Capacity

/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  Edson W. Spencer*                               Trustee
     Edson W. Spencer

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  Wheelock Whitney*                               Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele

*Signed pursuant to Trustees' Power of Attorney, dated Jan. 7, 1998, filed electronically as Exhibit 19(c) to Registrant's Post-Effective Amendment No. 6, by:


/s/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated April 11, 1996, filed electronically as Exhibit 19(b) to Registrant's Pre-Effective Amendment
No. 1, by:


/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT NO. 33-63905


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial statements.

Part C.

         Other information.

The signatures.